Loan Level Exception Report
Run Date - 11/14/2016 6:30:29 PM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Subject to Predatory - Unable to Test	Review Date	Overall Grade	Compliance Grade	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Cured Exceptions	Compensating Factors	Valuation Comments	General Comments	Primary Guideline	Loan Status	Loan Data 1
TN	Primary	Refinance Cash-out - Other	Yes	02/14/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/7/2001 12:00:00 AM, prior to three (3) business days from transaction date of 12/7/2001 12:00:00 AM.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Collapse 3
				WI		Second Home	Refinance Rate/Term		No	09/08/2015	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Reviewed with Exceptions	9-1 Re-performing
				CA		Primary	Refinance Cash-out - Debt Consolidation			12/14/2015	1	1										Loan Review Complete	NPL - 12-7-2015
				IL		Primary	Refinance Cash-out - Other			12/14/2015	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal - TILA - Final TIL Missing: Missing Final TIL. CLEARED COMMENT (2015-12-15): 12/15/2015: Received a copy of the final TIL, exception cleared.							Reviewed with Exceptions	Random 12-7-2015
TX	Primary	Refinance Rate/Term	08/14/2015	2	2	[2] State - (Pass Reg) Texas Home Loan Compliance: Texas Home Loan: Not Compliant

[2] State - Texas Home Loan Counseling Agencies List Not Provided: Unable to test counseling agencies list due to missing information.

														[2] State - Texas Home Loan Counseling Agencies List Not Provided Timely: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD within three (3) business days of application.								Initial Reporting	Random
				TX		Primary	Refinance Cash-out - Debt Consolidation			08/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not provided to borrower at closing.									Initial Reporting	13-24 Mod
				CA		Primary	Refinance Cash-out - Other			08/15/2015	1	1										Loan Review Complete	NPL
MS	Primary	Refinance Rate/Term	Yes	08/18/2015	3	3	[3] Late Charge - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Per executed note, late charge is 5% of overdue payment of principal and interest after 15 days. State maximum late charge for Mississippi is the greater of 4% or $5 after 15 days.
GENERAL COMMENT (2015-08-22): 08/22/2015: Response received - cannot clear issue - Event remains 3	[2] Federal - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 3/7/2003 12:00:00 AM, prior to three (3) business days from transaction date of 3/7/2003 12:00:00 AM.
GENERAL COMMENT (2015-08-22): 08/22/2015:  Response received  -  cannot clear issue - Event remains 3

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
														GENERAL COMMENT (2015-08-22): 08/22/2015: Response received - cannot clear issue - Event remains 3								Reviewed with Exceptions	NPL
NM	Primary	Refinance Cash-out - Other	08/18/2015	2	2	[2] Federal - RESPA Affiliated Business Arangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																WAIVED COMMENT (2015-08-25): not applicable						Reviewed with Exceptions	NPL
				NY		Primary	Purchase			08/17/2015	1	1										Loan Review Complete	NPL
				NY		Investment	Refinance Rate/Term			08/18/2015	1	1										Loan Review Complete	NPL
TX	Primary	Refinance Cash-out - Other	Yes	10/06/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Reviewed with Exceptions	NPL
OR	Primary	Refinance Cash-out - Other	Yes	10/05/2015	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Reviewed with Exceptions	NPL
				CA		Primary	Refinance Cash-out - Other			10/05/2015	1	1										Loan Review Complete	NPL
TX	Primary	Refinance Rate/Term	Yes	10/06/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6): Loan did not close at office of lender, attorney or title company.
GENERAL COMMENT (2016-11-02): 11/02/2016:  Documentation provided consisted of note, mortgage and title policy.  Documentation required to clear exceptions not provided.  Exceptions remains
															CLEARED COMMENT (2016-11-09): documentation provided clearing exception							Reviewed with Exceptions	NPL
TX	Primary	Refinance Cash-out - Other	10/06/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
GENERAL COMMENT (2016-11-02): 11/02/2016: Additional documentation provided consisted of right to cancel and extension of credit. Exceptions remain as no documentation was provided to clear them.	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $217,226.04 is underdisclosed from calculated Finance Charge of $219,715.76 in the amount of $2,489.72.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-08-24): Notice Concerning Extensions of Credit. received clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-24): Right to Cancel  received clearing exception

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-24): Final TIL received clearing exception							Reviewed with Exceptions	NPL
				PA		Primary	Refinance Cash-out - Other			10/06/2015	1	1										Loan Review Complete	NPL
				GA		Investment	Purchase			10/06/2015	1	1										Loan Review Complete	NPL
				CA		Primary	Purchase		Yes	10/06/2015	2	2		[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Reviewed with Exceptions	NPL
TX	Primary	Refinance Cash-out - Other	Yes	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6): Loan did not close at office of lender, attorney or title company.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.
															CLEARED COMMENT (2016-11-09): documentation provided clearing exception							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/12/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees exceed 3% of the original principal loan amount.	[1] General - Missing Document: Security Instrument not provided
EXCEPTION INFO: Missing pages 2-9 of Security Instrument.
CLEARED COMMENT (2016-08-25): Complete Security Instrument received clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-02): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-02): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-25): Right to cancel received clearing exception

[1] Missing Document - Title: Evidence of title is missing
CLEARED COMMENT (2016-08-25): Title commitment received clearing exception

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-25): Final TIL received clearing exception							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Rate/Term	10/12/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees exceed 3% of the original principal loan amount.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.	[2] State - Texas Home Loan (Refinance of Special Mortgage): Texas Home Loan: Lender refinanced existing special mortgage into new high-cost home loan.	[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-22): 08/22/2016:  Received a copy of the Right to Cancel, exception cleared.

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-22): 08/22/2016: Received a copy of the final TIL, exception cleared.							Initial Reporting	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/12/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees exceed 3% of the original principal loan amount.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.
EXCEPTION INFO: Missing evidence of last refinance date.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.	[1] Federal - Missing Final HUD-1: Missing Final HUD-1. Final HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
															CLEARED COMMENT (2016-11-08): documentation provided clearing exception							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/12/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/12/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6): Loan did not close at office of lender, attorney or title company.
CLEARED COMMENT (2016-11-02): 11/02/2016:  Received documentation clearing exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
															CLEARED COMMENT (2016-11-02): 11/02/2016: Received documentation clearing exception.							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $194,240.78 is underdisclosed from calculated Finance Charge of $194,604.78 in the amount of $364.00.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-02): 11/02/2016:  Received documentation clearing exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-02): 11/02/2016:  Received documentation clearing exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.
CLEARED COMMENT (2016-11-02): 11/02/2016:  Received documentation clearing exception.

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-24): Right to Cancel  received clearing exception

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-24): Final TIL received clearing exception							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/14/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Lien was created without consent of owner's spouse): Texas Constitution Section 50(a)(6): Lien was created without consent of owner's spouse.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/14/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/12/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Initial Reporting	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/14/2015	1	1	[1] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
															CLEARED COMMENT (2016-11-09): 11/09/2016: Received a copy of the itemized disclosure of fees, clearing exception.							Loan Review Complete	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/14/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Acknowledgment of Fair Market Value. Exception remains.	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $183,154.69 is underdisclosed from calculated Finance Charge of $183,552.51 in the amount of $397.82.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received documentation clearing exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received documentation clearing exception.

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-25): Right to cancel received clearing exception

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-25): Final TIL received clearing exception							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/12/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Notice Concerning Extensions of Credit.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Acknowledgment of Fair Market Value.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Itemized disclosure of fees.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing date of last refinance or date of purchase. Exception remains.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Right to Cancel.  Exception remains.

[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
														GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Final TIL. Exception remains.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Notice Concerning Extensions of Credit.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Acknowledgment of Fair Market Value.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Itemized disclosure of fees. Exception remains.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Right to Cancel.  Exception remains.

[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
														GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Final TIL. Exception remains.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/14/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation, however still missing Notice Concerning Extensions of Credit.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Received additional documentation, however still missing Acknowledgment of Fair Market Value.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing the itemized disclosure of fees. Exception remains.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing the Right to Cancel.  Exception remains.

[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
														GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing the final TIL. Exception remains.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/14/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver
													GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Final itemized disclosure of fees dated prior to closing. Exception remains.									Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Notice Concerning Extensions of Credit.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Acknowledgment of Fair Market Value.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Itemized disclosure of Fees,  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing date of last refinance or date of purchase. Exception remains.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Right to Cancel.   Exception remains.

[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
														GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Final TIL. Exception remains.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/12/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing TX Notice Concerning Extensions of Credit.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Acknowledgement of Fair Market Value.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Itemized disclosure of fees. Exception remains.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Right to Cancel.  Exception remains.

[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
														GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Final TIL. Exception remains.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/12/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Notice Concerning Extensions of Credit.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Acknowledgment of Fair Market Value.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Itemized disclosure of fees. Exception remains.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Right to Cancel.  Exception remains.

[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
														GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Final TIL. Exception remains.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/14/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Notice Concerning Extensions of Credit.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Acknowledgment of Fair Market Value.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Itemized disclosure of fees. Exception remains.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Right to Cancel.  Exception remains.

[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
														GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Final TIL. Exception remains.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/12/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Notice Concerning Extensions of Credit.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Acknowledgment of Fair Market Value.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Itemized disclosure of Fees. Exception remains.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Right to Cancel.  Exception remains.

[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
														GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Final TIL. Exception remains.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/14/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees exceed 3% of the original principal loan amount.
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however fees and points still exceed 3%. Exception remains.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received additional documentation clearing exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received additional documentation clearing exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received additional documentation clearing exception.

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-22): 08/22/2016:  Received a copy of the Right to Cancel, exception cleared.

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-22): 08/22/2016: Received a copy of the final TIL, exception cleared.							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Debt Consolidation	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Itemized disclosure of fees. Exception remains.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not provided to borrower at closing.
															CLEARED COMMENT (2016-11-09): 11/09/2016: Received a copy of the Acknowledgment of Fair Market Value dated prior to closing, exception cleared.							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/12/2015	1	1	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received additional documentation clearing exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received additional documentation clearing exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received additional documentation clearing exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received additional documentation clearing exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Lien was created without consent of owner's spouse): Texas Constitution Section 50(a)(6):  Lien was created without consent of owner's spouse.
CLEARED COMMENT (2016-10-18): Cleared

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-22): 08/22/2016:  Received a copy of the Right to Cancel, exception cleared.

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-22): 08/22/2016: Received a copy of the final TIL, exception cleared.							Loan Review Complete	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Acknowledgment of Fair Market Value. Exception remains.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received additional documentation clearing the exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received additional documentation clearing the exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received additional documentation clearing the exception.

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-22): 08/22/2016:  Received a copy of the Right to Cancel, exception cleared.

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-22): 08/22/2016: Received a copy of the final TIL, exception cleared.							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/14/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees exceed 3% of the original principal loan amount.
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however fees and points still exceed 3%. Exception remains.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received additional documentation clearing exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received additional documentation clearing exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received additional documentation clearing exception.

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-22): 08/22/2016:  Received a copy of the Right to Cancel, exception cleared.

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-22): 08/22/2016: Received a copy of the final TIL, exception cleared.							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing TX Notice Concerning Extensions of Credit. Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Acknowledgement of Fair Market Value.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Itemized Disclosure of Fees. Exception remains.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Right to Cancel.  Exception remains.

[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
														GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Final TIL. Exception remains.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/13/2015	1	1	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-09): 11/09/2016: Received documentation clearing exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received documentation clearing exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received documentation clearing exception.

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-25): Right to cancel received clearing exception

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-25): Final TIL received clearing exception							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/12/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Notice Concerning Extensions of Credit.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Acknowledgment of Fair Market Value.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Itemized disclosure of fees. Exception remains.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Right to Cancel.  Exception remains.

[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
														GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Final TIL. Exception remains.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/12/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Notice Concerning Extensions of Credit. Exception remains.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver
															CLEARED COMMENT (2016-11-09): 11/09/2016: Received additional documentation clearing exception.							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/12/2015	1	1	[1] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver
															CLEARED COMMENT (2016-11-09): 11/09/2016: Received documentation clearing exception.							Loan Review Complete	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/12/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing TX Notice Concerning Extensions of Credit.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Acknowledgement of Fair Market Value.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Itemized Disclosure of Fees. Exception remains.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Right to Cancel.  Exception remains.

[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Final TIL. Exception remains.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6): Loan did not close at office of lender, attorney or title company.
															CLEARED COMMENT (2016-11-09): documentation provided clearing exception							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/12/2015	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
GENERAL COMMENT (2016-08-25): 08/25/2016 - Additional documentation received, however only page 3 of HUD provided.  Missing complete final HUD for review.  Exception remains

GENERAL COMMENT (2016-11-08): 11/08/2016:  Additional documentation provided, however only page 2 & 3 of HUD received.  Exception remains

GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation provided, however only page 2 & 3 of HUD-1 received.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Notice Concerning Extensions of Credit.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Acknowledgment of Fair Market Value.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Itemized disclosure of fees. Exception remains.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Right to Cancel.  Exception remains.

[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
														GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Final TIL. Exception remains.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/12/2015	1	1	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received additional documentation clearing exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received additional documentation clearing exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received additional documentation clearing exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received additional documentation clearing exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 9/25/2002 12:00:00 AM, prior to three (3) business days from transaction date of 9/25/2002 12:00:00 AM.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however the documentation provided is just a copy of the Texas Home Equity Election Not to Rescind dated 9/30/2002.  Exception remains.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received additional documentation clearing exception.

[1] Federal - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 9/25/2002 12:00:00 AM, prior to three (3) business days from transaction date of 9/25/2002 12:00:00 AM.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however the documentation provided is just a copy of the Texas Home Equity Election Not to Rescind dated 9/30/2002.  Exception remains.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received additional documentation clearing exception.

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-25): Right to Cancel received clearing exception

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-25): Final TIL received clearing exception							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/14/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing TX Notice Concerning Extensions of Credit.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Acknowledgement of Fair Market Value.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Itemized disclosure of Fees.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however unable to determine the date of the last refinance or date of purchase. Exception remains.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Right to Cancel.  Exception remains.

[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
														GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Final TIL Exception remains.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Debt Consolidation	10/14/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
GENERAL COMMENT (2016-11-09): 11/09/2016: Received additional documentation, however still missing Acknowledgment of Fair Market Value. Exception remains.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received additional documentation clearing exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received additional documentation clearing exception.

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-25): Right to cancel received clearing exception

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-25): Final TIL received clearing exception							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing TX Notice Concerning Extensions of Credit.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Acknowledgment of the Fair Market Value.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Itemized disclosure of fees. Exception remains.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Right to Cancel.  Exception remains.

[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
														GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Final TIL. Exception remains.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/12/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6): Loan closed prior to expiration of 12-day cooling off period.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not provided to borrower at closing.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
															CLEARED COMMENT (2016-11-09): 11/09/2016: Received documentation clearing the exception.							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/12/2015	1	1	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received documentation clearing exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received documentation clearing exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received documentation clearing exception.

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-25): Right to cancel received clearing exception

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-25): Final TIL received clearing exception							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/14/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation provided consisted of deed of trust and final HUD. Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Acknowledgment of Fair Market Value.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Itemized disclosure of fees.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees exceed 3% of the original principal loan amount.
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however points and fees exceed 3%. Exception remains.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Right to Cancel. Exception remains.

[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing final TIL. Exception remains.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6): Loan did not close at office of lender, attorney or title company.
CLEARED COMMENT (2016-11-09): documetnation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.
															CLEARED COMMENT (2016-11-09): documentation provided clearing exception							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Debt Consolidation	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing itemized disclosure of fees at least 1 day before closing.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees exceed 3% of the original principal loan amount.
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however fees exceed 3%. Exception remains.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received documentation clearing the exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received documentation clearing the exception.

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-22): 08/22/2016:  Received a copy of the Right to Cancel, exception cleared.

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-22): 08/22/2016: Received a copy of the final TIL, exception cleared.							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing TX Notice Concerning Extensions of Credit.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Acknowledgment of Fair Market Value.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Itemized disclosure of fees. Exception remains.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Right to Cancel.  Exception remains.

[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
														GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Final TIL. Exception remains.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/12/2015	1	1	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Received documentation clearing the exception.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received documentation clearing the exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received documentation clearing the exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received documentation clearing the exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received documentation clearing the exception.

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-22): 08/22/2016:  Received a copy of the Right to Cancel, exception cleared.

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-22): 08/22/2016: Received a copy of the final TIL, exception cleared.							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/12/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Notice Concerning Extensions of Credit.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Acknowledgment of Fair Market Value.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Itemized disclosure of Fees, Exception remains.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Right to Cancel.  Exception remains.

[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
														GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Final TIL. Exception remains.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/12/2015	1	1	[1] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received additional documentation clearing exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
															CLEARED COMMENT (2016-11-09): 11/09/2016: Received additional documentation clearing exception.							Loan Review Complete	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Notice Concerning Extensions of Credit.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Acknowledgment of Fair Market Value.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Itemized disclosure of fees. Exception remains.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Right to Cancel.  Exception remains.

[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Final TIL. Exception remains.	[1] Federal - Missing Final HUD-1: Missing Final HUD-1. Final HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
															CLEARED COMMENT (2016-11-08): Final HUD received clearing exception							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Rate/Term	10/12/2015	1	1	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received additional documentation clearing exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received additional documentation clearing exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received additional documentation clearing exception.

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-25): Right to cancel received clearing exception

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-25): final TIL received clearing exception							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/12/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing the TX Home Equity Disclosure.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Acknowledgment of Fair Market Value.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing disclosure of fees, points, costs and charges. Exception remains.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing a copy of the Right to Cancel.  Exception remains.

[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing final TIL. Exception remains.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (Personal Liability): Texas Constitution Section 50(a)(6): Mortgage loan imposes impermissible personal liability on the owner or owner's spouse.
															CLEARED COMMENT (2016-10-18): Cleared							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/12/2015	1	1	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received documentation clearing the exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received documentation clearing the exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received documentation clearing the exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received documentation clearing the exception.

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-22): 08/22/2016:  Received a copy of the Right to Cancel, exception cleared.

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-22): 08/22/2016: Received a copy of the final TIL, exception cleared.							Loan Review Complete	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/14/2015	1	1	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-24): Right to cancel  received clearing exception

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-24): Final TIL received clearing exception							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/12/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Notice Concerning Extensions of Credit.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Acknowledgment of Fair Market Value.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.
GENERAL COMMENT (2016-11-09): 11/09/2016: Received additional documentation, however still missing last refinance date or date of purchase. Exception remains.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Right to Cancel.  Exception remains.

[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
														GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Final TIL. Exception remains.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Notice Concerning Extensions of Credit.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Acknowledgment of Fair Market Value.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Itemized disclosure of fees.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.
GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing prior refinance date or date of purchase. Exception remains.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation received, however still missing Right to Cancel.  Exception remains.

[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
														GENERAL COMMENT (2016-11-09): 11/09/2016: Additional documentation received, however still missing Final TIL. Exception remains.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/12/2015	1	1	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-08-22): 08/22/2016:  Received a copy of the disclosure in the file, exception cleared.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received additional documentation clearing exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received additional documentation clearing exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.
CLEARED COMMENT (2016-11-09): 11/09/2016:  Received additional documentation clearing exception.

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-22): 08/22/2016:  Received a copy of the Right to Cancel, exception cleared.

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-22): 08/22/2016: Received a copy of the final TIL, exception cleared.							Loan Review Complete	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/12/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $112,725.45 is underdisclosed from calculated Finance Charge of $112,772.19 in the amount of $46.74.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-02): Notice Concerning Extensions of Credit provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-25): Right to cancel received clearing exception

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-25): Final TIL received clearing exception							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/14/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees exceed 3% of the original principal loan amount.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/13/2015	3	3	[3] Missing Document - Title: Evidence of title is missing

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-02): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-02): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-25): Right to cancel received clearing exception

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-25): Final TIL received clearing exception							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/14/2015	3	3	[3] Missing Document - Title: Evidence of title is missing

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-02): 11/02/2016:  Additional documentation provided consisted of note.  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/14/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
															CLEARED COMMENT (2016-10-31): Documentation provided clearing exception							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-02): 11/02/2016:  Additional documentation provided consisted of note.  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-02): 11/02/2016:  Additional documentation provided consisted of note.  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-22): 08/22/2016:  Received a copy of the Right to Cancel, exception cleared.

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-22): 08/22/2016: Received a copy of the final TIL, exception cleared.							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-02): 11/02/2016:  Additional documentation provided consisted of note.  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-08-22): 08/22/2016:  Received a copy of the disclosure, exception cleared.

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-22): 08/22/2016:  Received a copy of the Right to Cancel, exception cleared.

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-22): 08/22/2016: Received a copy of the final TIL, exception cleared.							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/12/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-02): 11/02/2016:  Copy of note provided, however no documentation received to clear open exceptions.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-02): 11/02/2016:  Received response, exception still remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
GENERAL COMMENT (2016-11-02): 11/02/2016:  Received response, exception still remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
GENERAL COMMENT (2016-11-02): 11/02/2016:  Received response, exception still remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.
GENERAL COMMENT (2016-11-02): 11/02/2016: Received response, exception still remains.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/13/2015	3	3	[3] General - Missing Document: Missing all loan applications.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/12/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-02): 11/02/2016:  Additional documentation provided consisted of Anti Predatory Lending Review Interest Rate & Points/Fees Evaluation Worksheet.  Exception remains as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $98,942.97 is underdisclosed from calculated Finance Charge of $98,988.54 in the amount of $45.57.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.
CLEARED COMMENT (2016-11-02): 11/02/2016:  Received documentation clearing exception.

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-25): Right to cancel received clearing exception

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-25): Final TIL received clearing exception							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/12/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-02): 11/02/2016:  Additional documentation provided consisted of the Note.  Exception remains as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
														GENERAL COMMENT (2016-11-02): 11/02/2016: Additional documentation provided consisted of the Note. Exception remains as no documentation was provided to clear them.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/14/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
GENERAL COMMENT (2016-11-02): 11/02/2016:  Received response, exception still remains.

GENERAL COMMENT (2016-11-03): 11/03/2016: Additional documentation provided consisted of anti-predatory fee worksheet. Exceptions remain as no documentation was provided to clear them.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6): Loan closed prior to expiration of 12-day cooling off period.
GENERAL COMMENT (2016-11-02): 11/02/2016:  Received response, exception still remains.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
GENERAL COMMENT (2016-11-02): 11/02/2016:  Received response, exception still remains.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-25): Right to cancel received clearing exception

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-25): Final TIL received clearing exception							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/14/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-03): 11/03/2016:  Additional documentation provided consisted of note.  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/14/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Debt Consolidation	10/12/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-03): 11/03/2016:  Additional documentation provided consisted of note, creidt report, and Anti-predatory lending review worksheet.  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees exceed 3% of the original principal loan amount.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.	[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-25): Right to cancel received clearing exception

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-25): Final TIL received clearing exception							Reviewed with Exceptions	TEXAS 10-9-2015
				TX		Primary	Refinance Cash-out - Debt Consolidation			10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver									Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-03): 11/03/2016:  Additional documentation provided consisted of note.  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/13/2015	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Texas Constitution Section 50(a)(6):  CLTV exceeds 80%.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-03): 11/03/2016:  Additional documentation provided consisted of note.  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/12/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
GENERAL COMMENT (2016-11-03): 11/03/2016:  Additional documentation provided consisted of note.  Exceptions remain as no documentation was provided to clear them.

[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
															CLEARED COMMENT (2016-11-04): ddocumentation provided clearing exception							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Debt Consolidation	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $112,891.59 is underdisclosed from calculated Finance Charge of $112,994.96 in the amount of $103.37.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-06): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-25): Right to cancel received clearing exception

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-25): Final TIL received clearing exception							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/14/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/12/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] State - Texas Home Loan (Refinance of Special Mortgage): Texas Home Loan: Lender refinanced existing special mortgage into new high-cost home loan.	[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-23): Right to Cancel provided clearing exception

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-23): Final TIL provided clearing exception							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-22): 08/22/2016:  Received a copy of the Right to Cancel, exception cleared.

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-22): 08/22/2016: Received a copy of the final TIL, exception cleared.							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees exceed 3% of the original principal loan amount.	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $83,723.74 is underdisclosed from calculated Finance Charge of $83,918.26 in the amount of $194.52.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-06): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.
CLEARED COMMENT (2016-11-06): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-25): Right to cancel received clearing exception

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-25): Final TIL received clearing exception							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/14/2015	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
GENERAL COMMENT (2016-11-08): Copy of HUD dated 10/30/2001 received which is 2 years prior to closing date.  Exception remains

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Debt Consolidation	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6): Loan closed prior to expiration of 12-day cooling off period.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-22): 08/22/2016:  Received a copy of the Right to Cancel, exception cleared.

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-22): 08/22/2016: Received a copy of the final TIL, exception cleared.							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/12/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Lien was created without consent of owner's spouse): Texas Constitution Section 50(a)(6): Lien was created without consent of owner's spouse.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.	[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-22): 08/22/2016:  Received a copy of the Right to Cancel, exception cleared.

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-22): 08/22/2016: Received a copy of the final TIL, exception cleared.							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/12/2015	3	3	[3] Missing Document - Title: Evidence of title is missing
EXCEPTION INFO: See exception - no final or preliminary title found in file

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $111,388.17 is underdisclosed from calculated Finance Charge of $111,444.88 in the amount of $56.71.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-06): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.
CLEARED COMMENT (2016-11-06): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on 3/24/2003 12:00:00 AM, prior to three (3) business days from transaction date of 3/20/2003 12:00:00 AM.
CLEARED COMMENT (2016-08-23): Right to cancel provided clearing exception

[1] Federal - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 3/24/2003 12:00:00 AM, prior to three (3) business days from transaction date of 3/20/2003 12:00:00 AM.
CLEARED COMMENT (2016-08-23): Right to cancel provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-23): Right to cancel provided clearing exception

[1] Missing Document - Title: Evidence of title is missing
EXCEPTION INFO: No final or preliminary title found in file.
CLEARED COMMENT (2016-11-08): Title commitment provided clearing exception

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-23): Final TIL provided clearing exception							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/12/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-25): Right to cancel received clearing exception

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-25): Final TIL received clearing exception							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/12/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation provided consisted anti-predatory lending review worksheet.  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $422,862.58 is underdisclosed from calculated Finance Charge of $422,936.58 in the amount of $74.00.	[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-26): Right to cancel  received clearing exception

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-26): Final TIL received clearing exception							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-08): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.
															CLEARED COMMENT (2016-11-08): documentation provided clearing exception							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/12/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver	[1] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-08): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-26): Right to cancel  received clearing exception

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-26): Final TIL received clearing exception							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Rate/Term	Yes	10/13/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees exceed 3% of the original principal loan amount.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/12/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (Lien was created without consent of owner's spouse): Texas Constitution Section 50(a)(6): Lien was created without consent of owner's spouse.
CLEARED COMMENT (2016-10-18): Cleared

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-26): Right to cancel  received clearing exception

[1] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.
															CLEARED COMMENT (2016-08-26): Final TIL received clearing exception							Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	Yes	10/12/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-08): 11/08/2016:  Additional documentation provided consisted of note.  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees exceed 3% of the original principal loan amount.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Truth in Lending Act: Final TIL was not provided to the borrower.								Reviewed with Exceptions	TEXAS 10-9-2015
TX	Primary	Refinance Cash-out - Other	10/14/2015	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-08): 11/08/2016:  Additional documentation provided consisted of note.  Exceptions remain as no documentation was provided to clear them.

GENERAL COMMENT (2016-11-08): 11/08/2016:  Additional documentation provided consisted of anti-predatory lending review worksheet.  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

													[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver									Reviewed with Exceptions	TEXAS 10-9-2015
				OH		Primary	Purchase			02/09/2016	1	1			[1] Federal - TILA - Final TIL Missing: Missing Final TIL. CLEARED COMMENT (2016-08-26): Final TIL received clearing exception							Reviewed with Exceptions	Prior Collapse Diligence
				IN		Primary	Refinance Cash-out - Other			02/16/2016	2	2		[2] Federal - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions	NPL Ocwen
				NC		Second Home	Refinance Cash-out - Other			02/12/2016	2	2		[2] Federal - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions	NPL Ocwen
TX	Primary	Refinance Cash-out - Debt Consolidation	02/10/2016	3	3	[3] Late Charge - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per state of (TX) max late charge for TX is 5%  note states 6%

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6):  Loan closed prior to expiration of 12-day cooling off period.

													[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver									Reviewed with Exceptions	Reperforming
TX	Primary	Refinance Cash-out - Other	02/10/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver

													[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees exceed 3% of the original principal loan amount.									Reviewed with Exceptions	Reperforming
				TX		Primary	Purchase			02/16/2016	2	2		[2] Federal - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								Reviewed with Exceptions	NPL Ocwen
TX	Primary	Refinance Cash-out - Other	02/10/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

													[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees exceed 3% of the original principal loan amount.									Reviewed with Exceptions	Reperforming
TX	Primary	Refinance Cash-out - Other	02/10/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6): Loan closed prior to expiration of 12-day cooling off period.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

													[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver									Reviewed with Exceptions	Reperforming
TX	Primary	Refinance Cash-out - Debt Consolidation	02/10/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (CLTV Exceeds 80% Threshold): Texas Constitution Section 50(a)(6): CLTV exceeds 80%.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Unable to test extension of credit due to missing information.
GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation provided, however documentation did not include the docs needed to clear the exceptions, only final HUD-1 provided.  Exception remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Unable to test fair market acknowledgment due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Unable to determine the timing of the disclosure summary due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees exceed 3% of the original principal loan amount.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Impermissible Prepayment Penalty): Texas Constitution Section 50(a)(6): Mortgage loan contains an impermissible prepayment penalty.	[2] Federal - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 9.81300% is underdisclosed from calculated APR of 10.00688% outside of 0.125% tolerance.

[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $89617.17 is underdisclosed from calculated Finance Charge of $90461.83 in the amount of $844.66.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (Personal Liability): Texas Constitution Section 50(a)(6): Mortgage loan imposes impermissible personal liability on the owner or owner's spouse.
CLEARED COMMENT (2016-10-18): Cleared

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-17): Right to cancel received clearing exception

[1] Federal - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
															CLEARED COMMENT (2016-08-17): Copy of final TIL received clearing exception							Reviewed with Exceptions	Reperforming
TX	Primary	Refinance Cash-out - Other	02/09/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (CLTV Exceeds 80% Threshold): Texas Constitution Section 50(a)(6): CLTV exceeds 80%.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees exceed 3% of the original principal loan amount.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (Mortgage loan can be foreclosed upon by means other than a court order): Texas Constitution Section 50(a)(6): Mortgage loan can be foreclosed upon by means other than a court order.
															CLEARED COMMENT (2016-10-18): Cleared							Reviewed with Exceptions	RANDOM
KY	Primary	Refinance Cash-out - Other	Yes	02/16/2016	2	2	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
CLEARED COMMENT (2016-08-26): Final HUD  received clearing exception

[1] Document Error - Modification is missing.
															CLEARED COMMENT (2016-08-26): Modification received clearing exception							Reviewed with Exceptions	Collapse 3
TX	Primary	Refinance Cash-out - Other	02/18/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

													[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.									Reviewed with Exceptions	TEXAS 2-12-2016
TX	Primary	Refinance Cash-out - Other	02/18/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-02): Documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
															CLEARED COMMENT (2016-11-02): Documentation provided clearing exception							Reviewed with Exceptions	TEXAS 2-12-2016
TX	Primary	Refinance Cash-out - Debt Consolidation	02/18/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees exceed 3% of the original principal loan amount.
													GENERAL COMMENT (2016-11-02): 11/02/2016: Additional documentation provided consisted of GFE and mortgage. Exceptions remain as no documentation was provided to clear them.									Reviewed with Exceptions	TEXAS 2-12-2016
TX	Primary	Refinance Cash-out - Debt Consolidation	02/18/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (CLTV Exceeds 80% Threshold): Texas Constitution Section 50(a)(6): CLTV exceeds 80%.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
															CLEARED COMMENT (2016-11-02): documentation provided clearing exception							Reviewed with Exceptions	TEXAS 2-12-2016
				TX		Primary	Refinance Cash-out - Other			02/18/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6): Loan closed prior to expiration of 12-day cooling off period.									Reviewed with Exceptions	TEXAS 2-12-2016
TX	Primary	Refinance Cash-out - Debt Consolidation	02/18/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not provided to borrower at closing.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees exceed 3% of the original principal loan amount.	[2] Federal - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 8.85100% is underdisclosed from calculated APR of 9.25802% outside of 0.125% tolerance.

[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $90,393.85 is underdisclosed from calculated Finance Charge of $92,284.21 in the amount of $1,890.36.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - With Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing with waiver
															CLEARED COMMENT (2016-11-02): documentation provided clearing exception							Reviewed with Exceptions	TEXAS 2-12-2016
TX	Primary	Refinance Cash-out - Other	02/18/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6): Loan closed prior to expiration of 12-day cooling off period.
GENERAL COMMENT (2016-11-02): 11/02/2016:  Itemization received dated 09/16/2002, which is not 12 days prior to closing.  Exception remains

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided Timely): Texas Constitution Section 50(a)(6):  Acknowledgment of the Fair Market Value not provided to borrower at closing.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees exceed 3% of the original principal loan amount.	[2] Federal - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 9.34500% is underdisclosed from calculated APR of 9.75713% outside of 0.125% tolerance.

														[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $109,351.17 is underdisclosed from calculated Finance Charge of $111,252.95 in the amount of $1,901.78.								Reviewed with Exceptions	TEXAS 2-12-2016
				TX		Primary	Refinance Cash-out - Debt Consolidation			02/18/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not provided to borrower at closing.									Reviewed with Exceptions	TEXAS 2-12-2016
TX	Primary	Refinance Cash-out - Debt Consolidation	02/18/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees exceed 3% of the original principal loan amount.
													GENERAL COMMENT (2016-11-02): 11/02/2016: copy of GFE provided, but does not clear exception Exception remains									Reviewed with Exceptions	TEXAS 2-12-2016
TX	Primary	Refinance Cash-out - Other	02/18/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees exceed 3% of the original principal loan amount.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
															CLEARED COMMENT (2016-11-02): Itemized disclosure received clearing exception							Reviewed with Exceptions	TEXAS 2-12-2016
TX	Primary	Refinance Cash-out - Debt Consolidation	02/18/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-02): 11/02/2016:  Additional documentation provided consisted of note, deed of trust, and HUD.  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

													[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees exceed 3% of the original principal loan amount.									Reviewed with Exceptions	TEXAS 2-12-2016
TX	Primary	Refinance Cash-out - Other	02/18/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-02): 11/02/2016:  Additional documentation provided consisted of the Note.  Exception remains as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

													[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.									Reviewed with Exceptions	TEXAS 2-12-2016
TX	Primary	Refinance Cash-out - Other	02/18/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-02): 11/02/2016:  Additional documentation provided consisted of the Note and GFE.  Exception remains as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Impermissible Prepayment Penalty): Texas Constitution Section 50(a)(6): Mortgage loan contains an impermissible prepayment penalty.

													[3] State - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.								Reviewed with Exceptions	TEXAS 2-12-2016
TX	Primary	Refinance Cash-out - Debt Consolidation	02/18/2016	3	3	[3] Late Charge - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge fee of 6% exceeds the max allowed of the greater of 5% of payment or $7.50 for the state of Texas with interest rate less than 10%.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-02): 11/02/2016:  Additional documentation provided consisted of Mortgage, HUD-1 and GFE.  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver

													[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees exceed 3% of the original principal loan amount.									Reviewed with Exceptions	TEXAS 2-12-2016
				LA		Primary	Refinance Cash-out - Debt Consolidation				1	1										CSM Review	Prior Collapse Diligence
TX	Primary	Refinance Cash-out - Other	04/13/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
GENERAL COMMENT (2016-11-02): 11/02/2016:  Received response, exception still remains.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
GENERAL COMMENT (2016-11-02): 11/02/2016: Received response, exception still remains.	[1] General - Missing Document: Modification not provided
EXCEPTION INFO: Tape indicates loan has been
modified but no Modification Agreement located in the file.
CLEARED COMMENT (2016-08-26): Modification received clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-02): 11/2/2016:  Received documentation, exception cleared.

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
															CLEARED COMMENT (2016-08-26): Right to cancel received clearing exception							Reviewed with Exceptions	Collapse 2
				GA		Primary	Purchase			04/25/2016	2	2	[3] General - Missing Document: MI Certificate not provided	[2] Federal - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.								Reviewed with Exceptions	NPL
				CA		Primary	Refinance Cash-out - Other		Yes	04/25/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	NPL
TX	Primary	Refinance Cash-out - Other	04/26/2016	3	3	[3] Late Charge - Note Error: Note late charge percentage exceeds maximum per state
EXCEPTION INFO: Late charge not allowed per state (TX) - max late charge for TX is 5% - note states 6%

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6):  Loan closed prior to expiration of 12-day cooling off period.
GENERAL COMMENT (2016-11-02): 11/02/2016:  Additional documentation provided consisted of Right to Cancel.  Exceptions remain as no documentation was provided to clear them.

													[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver									Reviewed with Exceptions	RANDOM
				TX		Primary	Refinance Rate/Term			04/28/2016	1	1										Loan Review Complete
				TX		Primary	Refinance Cash-out - Other			04/28/2016	1	1										Loan Review Complete
				TX		Primary	Refinance Cash-out - Other			04/28/2016	1	1										Loan Review Complete
TX	Primary	Refinance Cash-out - Other	04/28/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6): Loan closed prior to expiration of 12-day cooling off period.
GENERAL COMMENT (2016-11-02): 11/02/2016:  Received response, exception still remains.

GENERAL COMMENT (2016-11-09): 11/09/2016:  Additional documentation provided consisted of TIL, HUD and closing instructions  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees exceed 3% of the original principal loan amount.
GENERAL COMMENT (2016-11-02): 11/02/2016: Received response, exception still remains.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver
GENERAL COMMENT (2016-11-02): 11/02/2016:  Received response, exception still remains.
															CLEARED COMMENT (2016-11-09): documentation provided clearing exception							Reviewed with Exceptions
TX	Primary	Refinance Cash-out - Debt Consolidation	04/27/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-08): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver
CLEARED COMMENT (2016-11-08): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Lien was created without consent of owner's spouse): Texas Constitution Section 50(a)(6):  Lien was created without consent of owner's spouse.
CLEARED COMMENT (2016-10-18): Cleared

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-18): Received final TIL

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-08-18): Received RTC clearing issue							Reviewed with Exceptions
TX	Primary	Refinance Cash-out - Other	04/27/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees exceed 3% of the original principal loan amount.	[2] Federal - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 6.50000% is underdisclosed from calculated APR of 6.80905% outside of 0.125% tolerance.

[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $168,358.71 is underdisclosed from calculated Finance Charge of $174,918.45 in the amount of $6,559.74.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-08): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-08): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-18): Received copy of final TIL clearing issue

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-08-18): Received RTC clearing issue							Reviewed with Exceptions
				AL		Primary	Refinance Cash-out - Other			05/13/2016	2	2		[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $453,631.99 is underdisclosed from calculated Finance Charge of $457,190.34 in the amount of $3,558.35.	[1] General - Missing Document: MI Certificate not provided CLEARED COMMENT (2016-05-19): copy of MI cert provided clearing exception							Initial Reporting	MODIFIED 13-24
				CA		Primary	Refinance Rate/Term			05/13/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions	NPL
				CA		Primary	Refinance Rate/Term		Yes	05/17/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	MODIFIED 13-24
CA	Primary	Purchase	No	05/17/2016	3	3	[3] General - Missing Document: MI Certificate not provided

													[3] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				CA		Primary	Purchase			05/13/2016	1	1	[3] General - Missing Document: Security Instrument not provided									Reviewed with Exceptions	RANDOM
				CA		Investment	Refinance Cash-out - Other			05/18/2016	1	1										Loan Review Complete	RANDOM
				CT		Primary	Refinance Cash-out - Other			05/17/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions	RANDOM
				FL		Primary	Refinance Rate/Term		Yes	05/18/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				GA		Primary	Refinance Cash-out - Other		Yes	05/18/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				ID		Primary	Refinance Cash-out - Other		Yes	05/18/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	NPL
				IN		Investment	Refinance Rate/Term			05/13/2016	1	1										Loan Review Complete	RANDOM
				MS		Primary	Purchase		No	05/18/2016	3	3	[3] Late Charge - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Late charge not allowed per state (MS) - max late charge for MS is 4% - note states 5%	[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				NJ		Primary	Refinance Rate/Term		Yes	05/18/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				NY		Primary	Refinance Cash-out - Other		Yes	05/18/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				OH		Investment	Refinance Rate/Term			05/18/2016	1	1										Loan Review Complete	RANDOM
				OR		Primary	Refinance Rate/Term		Yes	05/18/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				UT		Primary	Refinance Rate/Term		Yes	05/18/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				WA		Primary	Refinance Rate/Term		Yes	05/18/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	REPERFORMING
				NY		Primary	Purchase		Yes	11/03/2016	2	2	[3] General - Missing Document: MI Certificate not provided	[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	NY State Upsize 5-31-2016
CA	Primary	Refinance Rate/Term	No	07/28/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] General - Missing Document: Note - Subject Lien not provided
CLEARED COMMENT (2016-09-06): copy of note provided clearing exception

[1] General - Missing Document: Security Instrument not provided
															CLEARED COMMENT (2016-09-07): 09/07/2016: Received copy of fully executed Mortgage clearing issue							Reviewed with Exceptions	NPL 6-28-2016
				FL		Primary	Purchase		No	07/11/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	NPL 6-28-2016
				FL		Primary	Purchase			07/11/2016	1	1										Loan Review Complete	NPL 6-28-2016
TX	Primary	Refinance Cash-out - Other	07/19/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.60213% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,587.72 on an Original Principal Loan Amount vs. an allowable total of $2,988.00 (an overage of $599.72 or 0.60213%.)	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. Evidence of guaranty of surety of a TX Home Equity loan in file.
CLEARED COMMENT (2016-10-18): Clear

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-10-31): Documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Note Contains Satisfaction Fee): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Fee charged to provide satisfied Note.
CLEARED COMMENT (2016-11-01): Cleared no charges to borrower for payoff

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-10-31): Documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.
CLEARED COMMENT (2016-10-31): Documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Lien was created without consent of owner's spouse): Texas Constitution Section 50(a)(6):  Lien was created without consent of owner's spouse.
CLEARED COMMENT (2016-10-31): Documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-22): Right to cancel received clearing exception.

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-08-22): Final TIL received clearing exception.							Reviewed with Exceptions	NPL 6-28-2016
TX	Primary	Refinance Cash-out - Other	Yes	07/19/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.
CLEARED COMMENT (2016-10-18): Cleared

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Evidence of guaranty of surety of a TX Home Equity loan in file.
CLEARED COMMENT (2016-10-18): Clear

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-10-31): Acknowledgment of the Fair Market Value received clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.
															CLEARED COMMENT (2016-11-09): documentation provided clearing exception							Reviewed with Exceptions	NPL 6-28-2016
TX	Primary	Refinance Cash-out - Debt Consolidation	07/19/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $122,263.96 is underdisclosed from calculated Finance Charge of $122,374.48 in the amount of $110.52.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-11-08): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-22): Right to Cancel received clearing exception.

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-08-22): Final TIL received clearing exception.							Reviewed with Exceptions	NPL 6-28-2016
TX	Primary	Refinance Cash-out - Other	07/13/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-09): 11/09/2016: Page 1 only provided without signature or date, exception remains	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.
CLEARED COMMENT (2016-08-01): additional documentation received clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-01): Right to Cancel received clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-08-01): Final TIL received clearing exception							Reviewed with Exceptions	NPL 6-28-2016
TX	Primary	Refinance Cash-out - Other	07/13/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-08-01): Additional Documentation received clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Evidence of guaranty of surety of a TX Home Equity loan in file.
CLEARED COMMENT (2016-10-18): Clear

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-01): Right to Cancel received clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-08-01): Final TIL received clearing exception							Reviewed with Exceptions	NPL 6-28-2016
TX	Primary	Refinance Cash-out - Other	07/13/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
EXCEPTION INFO: Missing Documents to confirm or deny

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
EXCEPTION INFO: Missing Documents to confirm or deny

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
EXCEPTION INFO: Missing Documents to confirm or deny	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.
EXCEPTION INFO: Missing Documents to confirm or deny
CLEARED COMMENT (2016-08-01): Additional Documentation received clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing.
EXCEPTION INFO: Missing Documents to confirm or deny
CLEARED COMMENT (2016-08-01): Additional Documentation received clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-08-01): Additional Documentation received clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-01): Right to Cancel received clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-08-19): Final TIL received clearing exception.							Reviewed with Exceptions	NPL 6-28-2016
TX	Primary	Refinance Cash-out - Other	07/13/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-08-02): Additional Documentation  received clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-02): Right to Cancel  received clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-08-02): Final TIL received clearing exception							Reviewed with Exceptions	NPL 6-28-2016
TX	Primary	Refinance Cash-out - Other	07/13/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. No evidence that borrower(s) received copies of all documents signed at time of closing.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-08-01): Received appraisal clearing issue

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-01): Received copy of RTC clearing issue

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-08-01): Received copy of final TIL clearing issue							Reviewed with Exceptions	NPL 6-28-2016
TX	Primary	Refinance Cash-out - Debt Consolidation	07/13/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-08-01): Received copy of appraisal clearing issue

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-01): Received RTC clearing issue

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-08-01): Received final TIL clearing issue							Reviewed with Exceptions	NPL 6-28-2016
TX	Primary	Refinance Cash-out - Other	07/13/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-08-02): Additional Documentation  received clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-02): Right to Cancel  received clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-08-02): Final TIL received clearing exception							Reviewed with Exceptions	NPL 6-28-2016
NY	Primary	Refinance Cash-out - Other	07/14/2016	2	2	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $588,367.54 is underdisclosed from calculated Finance Charge of $588,467.99 in the amount of $100.45.
														EXCEPTION INFO: Following items were not disclosed on itemization of amount financed: Application fee $275, Assignment recording fee $65, Attorney fees $975, Escrow Service fee $50								Reviewed with Exceptions	NPL 6-28-2016
TX	Primary	Refinance Cash-out - Debt Consolidation	07/13/2016	2	2	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-19): Right to cancel received clearing exception.

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-08-19): Final TIL received clearing exception.							Reviewed with Exceptions	NPL 6-28-2016
				TX		Primary	Purchase			07/14/2016	1	1										Loan Review Complete	NPL 6-28-2016
				MN		Primary	Purchase		Yes	07/12/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	REPERFORMING 7/31/2016
TX	Primary	Refinance Cash-out - Other	07/13/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.01021% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,925.31 on an Original Principal Loan Amount vs. an allowable total of $3,912.00 (an overage of $13.31 or 0.01021%.)	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $180,500.32 is underdisclosed from calculated Finance Charge of $180,539.90 in the amount of $39.58.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.
CLEARED COMMENT (2016-11-03): Documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing.
CLEARED COMMENT (2016-11-03): Documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-11-03): Documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-03): Documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-03): Documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-19): Right to Cancel received clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-08-19): Final TIL received clearing exception							Reviewed with Exceptions	NPL 6-28-2016
TX	Primary	Refinance Cash-out - Other	07/12/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.01875% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $1,811.25 on an Original Principal Loan Amount vs. an allowable total of $1,800.00 (an overage of $11.25 or 0.01875%.)	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $84,008.62 is underdisclosed from calculated Finance Charge of $84,263.44 in the amount of $254.82.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-11-03): Documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.
CLEARED COMMENT (2016-10-18): Cleared

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-03): Documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-03): Documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-10-18): cleared

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-19): Right to cancel received clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-08-19): Final TIL received clearing exception							Reviewed with Exceptions	NPL 6-28-2016
				DE		Primary	Refinance Cash-out - Other			07/12/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal - TILA - Final TIL Missing: Missing Final TIL. CLEARED COMMENT (2016-08-19): Final TIL received clearing exception							Reviewed with Exceptions	NPL 6-28-2016
TX	Primary	Refinance Cash-out - Other	07/12/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.55669% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $4,119.25 on an Original Principal Loan Amount vs. an allowable total of $2,712.00 (an overage of $1,407.25 or 1.55669%.)	[1] State - (TX50(a)(6)) Texas Cash-out Loan (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-11-03): Documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Evidence of guaranty of surety of a TX Home Equity loan in file.
CLEARED COMMENT (2016-10-18): Clear

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-03): Documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-03): Documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-03): Documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-19): Right to cancel received clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-08-19): Final TIL received clearing exception							Reviewed with Exceptions	NPL 6-28-2016
TX	Primary	Refinance Cash-out - Debt Consolidation	07/12/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6):  Loan closed prior to expiration of 12-day cooling off period.
EXCEPTION INFO: per post-review documentation provided, Extension of Credit dated 11/07/2002 is less than 12 days prior to closing

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $97,235.66 is underdisclosed from calculated Finance Charge of $97,549.57 in the amount of $313.91.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-19): Right to cancel received clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-08-19): Final TIL received clearing exception							Reviewed with Exceptions	NPL 6-28-2016
CA	Primary	Refinance Cash-out - Debt Consolidation	07/13/2016	1	1	[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-19): Right to cancel received clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-08-19): Final TIL received clearing exception							Reviewed with Exceptions	NPL 6-28-2016
NY	Primary	Refinance Cash-out - Other	No	07/11/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
GENERAL COMMENT (2016-08-22): 08/22/2016: Copy of final HUD provided, however not for subject transaction.  HUD provided dated 01/26/1993, loan originated in 09/14/1988.  Exception remains

GENERAL COMMENT (2016-09-06): 09/06/2016: Copy of final HUD provided, however not for subject transaction. HUD provided dated 01/26/1993, loan originated in 09/14/1988. Exception remains	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
														GENERAL COMMENT (2016-08-22): 08/22/2016: Copy of final TIL provided, however not for subject transaction. TIL provided dated 01/26/1993, loan originated in 09/14/1988. Exception remains								Reviewed with Exceptions	RANDOM 7/31/2016
				CA		Primary	Purchase		No	07/15/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	NPL 6-28-2016
TX	Primary	Refinance Rate/Term	Yes	07/14/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.65778% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,750.65 on an Original Principal Loan Amount vs. an allowable total of $2,256.00 (an overage of $494.65 or 0.65778%.)	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	NPL 6-28-2016
				NJ		Primary	Refinance Cash-out - Debt Consolidation		Yes	07/17/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	NPL 6-28-2016
TX	Primary	Refinance Rate/Term	07/12/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $203,251.94 is underdisclosed from calculated Finance Charge of $203,686.63 in the amount of $434.69.	[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-11-04): documentation provided clearing exception							Reviewed with Exceptions	RANDOM 7/31/2016
TX	Primary	Refinance Cash-out - Other	07/11/2016	1	1	[1] General - Missing Document: Note - Subject Lien not provided
EXCEPTION INFO: Missing a complete copy of the Note, only page 1 of the Note was provided.
CLEARED COMMENT (2016-07-20): 07/20/2016:  Received copy of complete Note clearing issue

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Note Contains Satisfaction Fee): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Fee charged to provide satisfied Note.
CLEARED COMMENT (2016-11-01): Cleared -  no charge to borrower tosatisfy note

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-22): Right to cancel received clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-08-22): Final TIL received clearing exception							Reviewed with Exceptions	RANDOM 7/31/2016
TX	Primary	Refinance Cash-out - Other	07/18/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-11-04): documentation provided clearing exception							Reviewed with Exceptions	RANDOM 7/31/2016
TX	Primary	Refinance Cash-out - Debt Consolidation	07/13/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-11-04): documentation provided clearing exception							Reviewed with Exceptions	RANDOM 7/31/2016
				SC		Primary	Refinance Cash-out - Debt Consolidation		Yes	07/12/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	NPL 7/31/2016
TX	Primary	Refinance Cash-out - Other	Yes	07/11/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.
GENERAL COMMENT (2016-11-04): 11/03/2016:  Additional documentation provided consisted of deed of trust and TX home equity agreement.  Exceptions remain as no documentation was provided to clear them.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM 7/31/2016
TX	Primary	Refinance Cash-out - Other	07/20/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.24776% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $5,612.13 on an Original Principal Loan Amount vs. an allowable total of $5,184.00 (an overage of $428.13 or 0.24776%.)	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $188,801.16 is underdisclosed from calculated Finance Charge of $189,094.51 in the amount of $293.35.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Evidence of guaranty of surety of a TX Home Equity loan in file.
CLEARED COMMENT (2016-10-18): Clear

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Lien was created without consent of owner's spouse): Texas Constitution Section 50(a)(6):  Lien was created without consent of owner's spouse.
CLEARED COMMENT (2016-10-18): Cleared

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-11-04): documentation provided clearing exception							Reviewed with Exceptions	RANDOM 7/31/2016
TX	Primary	Refinance Cash-out - Other	Yes	07/20/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-04): 11/03/2016:  Additional documentation provided consisted of deed of trust and TX home equity agreement.  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

													[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM 7/31/2016
TX	Primary	Refinance Cash-out - Other	07/20/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.73820% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $4,037.26 on an Original Principal Loan Amount vs. an allowable total of $3,240.00 (an overage of $797.26 or 0.73820%.)	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-11-04): documentation provided clearing exception							Reviewed with Exceptions	RANDOM 7/31/2016
				MI		Primary	Purchase		No	07/12/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	NPL 6-28-2016
				OH		Primary	Refinance Rate/Term		Yes	07/13/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	NPL 6-28-2016
				WA		Primary	Purchase		No	07/12/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	REPERFORMING 7/31/2016
TX	Primary	Refinance Rate/Term	Yes	07/19/2016	2	2	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.
															CLEARED COMMENT (2016-11-04): documentation provided clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Debt Consolidation	07/14/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.16062% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,438.75 on an Original Principal Loan Amount vs. an allowable total of $3,264.00 (an overage of $174.75 or 0.16062%.)	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $166,825.56 is underdisclosed from calculated Finance Charge of $166,964.40 in the amount of $138.84.	[1] General - TILA - Final TIL Missing
CLEARED COMMENT (2016-11-04): Final TIL provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-22): Right to Cancel received clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-08-22): Final TIL received clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	07/15/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.00036% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,085.25 on an Original Principal Loan Amount vs. an allowable total of $2,085.00 (an overage of $.25 or 0.00036%.)	[2] Federal - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Rescind occurs prior to expected date(s).

[2] Federal - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-22): Right to cancel received clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-08-22): Final TIL received clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	07/15/2016	1	1	[1] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver
															CLEARED COMMENT (2016-11-04): documentation provided clearing exception							Loan Review Complete	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Debt Consolidation	07/15/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Lien was created without consent of owner's spouse): Texas Constitution Section 50(a)(6):  Lien was created without consent of owner's spouse.
CLEARED COMMENT (2016-10-18): Cleared

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-22): Right to cancel received clearing exception.

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-08-22): Final TIL received clearing exception.							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	07/15/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Evidence of guaranty of surety of a TX Home Equity loan in file.
CLEARED COMMENT (2016-10-18): Clear

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-22): Right to Cancel received clearing exception.

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-08-22): Final TIL received clearing exception.							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Debt Consolidation	07/18/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.
CLEARED COMMENT (2016-08-01): Additional documentation received clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Texas Constitution Section 50(a)(6):  CLTV exceeds 80%.
CLEARED COMMENT (2016-08-01): Additional documentation received clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.
CLEARED COMMENT (2016-08-01): Additional documentation received clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-08-01): Additional documentation received clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Lien was created without consent of owner's spouse): Texas Constitution Section 50(a)(6):  Lien was created without consent of owner's spouse.
CLEARED COMMENT (2016-08-01): Additional documentation received clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-01): Right to cancel received clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-08-01): Final TIL received clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	07/18/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.	[1] General - Missing Document: Note - Subject Lien not provided
CLEARED COMMENT (2016-07-21): 07/21/2016:  Received copy of Note clearing issue

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.
CLEARED COMMENT (2016-08-01): additional documentation received clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing.
CLEARED COMMENT (2016-08-01): additional documentation received clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Loan did not close at office of lender, attorney or title company.
CLEARED COMMENT (2016-08-01): additional documentation received clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Lien was not voluntarily originated with the consent of all owners): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Loan not originated voluntarily by consumer.  Note not signed.
CLEARED COMMENT (2016-08-01): additional documentation received clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Lien was created without consent of owner's spouse): Texas Constitution Section 50(a)(6):  Lien was created without consent of owner's spouse.
CLEARED COMMENT (2016-08-01): additional documentation received clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-01): Right to cancel received clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-08-01): Final TIL received clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	Yes	07/18/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] General - TILA - Final TIL Missing [2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. No evidence that borrower(s) received copies of all documents signed at time of closing.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Unable to determine the timing of the disclosure summary due to missing information.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-11-04): documentation provided clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	07/18/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
GENERAL COMMENT (2016-11-04): 11/03/2016:  Additional documentation provided consisted of loan application.  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Rescind occurs prior to expected date(s).	[1] State - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-11-04): documentation provided clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Rate/Term	Yes	07/18/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.
GENERAL COMMENT (2016-11-03): 11/03/2016:  Additional documentation provided consisted of deed of trust.  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	Yes	07/18/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-04): 11/03/2016:  Additional documentation provided consisted of deed of trust and TX home equity agreement.  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	07/19/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.34755% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $2,892.28 on an Original Principal Loan Amount vs. an allowable total of $2,592.00 (an overage of $300.28 or 0.34755%.)

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.	[2] General - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Evidence of Guaranty Surety): Unable to determine if there is evidence of guaranty of surety of a TX Home Equity loan due to missing information.
CLEARED COMMENT (2016-10-18): Clear

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-04): 11/03/2016:  Page one of Notive Concerning Extensions of Credit provided.  Not signed or dated by borrower, so uanble to determine date received  Exception remains
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-11-04): documentation provided clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	Yes	07/18/2016	3	3	[3] Missing Document - (Missing Doc) Incomplete loan images/file
EXCEPTION INFO: File contains note, HUD-1, mortgage and final title policy.

[3] Federal - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
GENERAL COMMENT (2016-11-04): 11/03/2016:  Additional documentation provided consisted of deed of trust and TX home equity agreement.  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing.
GENERAL COMMENT (2016-11-08): 11/08/2016:  Additional documentation provided consisted of deed of trust, note, HUD, title policy and TX home equity agreement.  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.05012% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $4,270.17 on an Original Principal Loan Amount vs. an allowable total of $4,200.00 (an overage of $70.17 or 0.05012%.)	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - Notice of Right to Cancel Missing: Unable to Test Right To Cancel due to missing information.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (Personal Liability): Texas Constitution Section 50(a)(6): Mortgage loan imposes impermissible personal liability on the owner or owner's spouse.
															CLEARED COMMENT (2016-10-18): Cleared							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	07/18/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.07273% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,257.09 on an Original Principal Loan Amount vs. an allowable total of $3,180.00 (an overage of $77.09 or 0.07273%.)	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $118,604.94 is underdisclosed from calculated Finance Charge of $118,665.85 in the amount of $60.91.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-02): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-11-02): documentation provided clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-11-02): documentation provided clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	Yes	07/18/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Evidence of guaranty of surety of a TX Home Equity loan in file.
CLEARED COMMENT (2016-10-18): Clear

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
															CLEARED COMMENT (2016-11-09): documentation provided clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Rate/Term	Yes	07/18/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Rate/Term	Yes	07/18/2016	2	2	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.
															CLEARED COMMENT (2016-11-04): documentation provided clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	Yes	07/14/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-04): 11/03/2016:  Additional documentation provided consisted of deed of trust and TX home equity agreement.  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] General - TILA - Final TIL Missing

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. Evidence of guaranty of surety of a TX Home Equity loan in file.
															CLEARED COMMENT (2016-10-18): Clear							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Rate/Term	Yes	07/18/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	Yes	07/18/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.
EXCEPTION INFO: Documentation post closing shows last loan originated 02/2003.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.
															CLEARED COMMENT (2016-11-09): documentation provided clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Rate/Term	Yes	07/18/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Lien was created without consent of owner's spouse): Texas Constitution Section 50(a)(6):  Lien was created without consent of owner's spouse.
CLEARED COMMENT (2016-10-18): Cleared

[1] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.
															CLEARED COMMENT (2016-11-09): documentation provided clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	Yes	07/19/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] General - TILA - Final TIL Missing

[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Lien was created without consent of owner's spouse): Texas Constitution Section 50(a)(6):  Lien was created without consent of owner's spouse.
															CLEARED COMMENT (2016-11-09): documentation provided clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	07/19/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.	[1] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
CLEARED COMMENT (2016-07-22): Final HUD received clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower was provided with copy of documents signed after closing): Unable to determine if the borrower received copies of all documents signed post closing due to missing information.
CLEARED COMMENT (2016-11-03): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Unable to determine whether the borrower received copies of all documents signed at the time of closing due to missing information.
CLEARED COMMENT (2016-11-03): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-11-03): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-03): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-11-03): documentation provided clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-11-03): documentation provided clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	07/19/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-03): 11/02/2016:  Additional documentation provided consisted of deed of trust.  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

													[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver	[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	07/19/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.
CLEARED COMMENT (2016-11-03): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-11-03): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-03): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-03): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.
CLEARED COMMENT (2016-11-03): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-11-03): documentation provided clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-11-03): documentation provided clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	07/19/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.
CLEARED COMMENT (2016-11-01): Documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing.
CLEARED COMMENT (2016-11-01): Documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-11-01): Documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-01): Documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-01): Documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-11-01): Documentation provided clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-11-01): Documentation provided clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	Yes	07/19/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.03156% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,910.30 on an Original Principal Loan Amount vs. an allowable total of $2,880.00 (an overage of $30.30 or 0.03156%.)	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Home Improvement	Yes	07/19/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
GENERAL COMMENT (2016-11-08): 11/08/2016:  Additional documentation provided consisted of note.  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Lien was not voluntarily originated with the consent of all owners): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Loan not originated voluntarily by consumer.  Note not signed.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.99984% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,999.84 on an Original Principal Loan Amount vs. an allowable total of $3,000.00 (an overage of $999.84 or 0.99984%.)	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] General - Missing Document: Note Addendum - Other not provided
EXCEPTION INFO: The Note is page 1 only, missing pages 2 to 4 of 4
															CLEARED COMMENT (2016-07-21): 07/21/2016: Received copy of Note clearing issue							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	Yes	07/19/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
GENERAL COMMENT (2016-11-08): 11/08/2016:  Additional documentation provided consisted of note only  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Lien was not voluntarily originated with the consent of all owners): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. Loan not originated voluntarily by consumer. Note not signed.	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] General - Missing Document: Note Addendum - Other not provided
EXCEPTION INFO: The Note in the file is missing page 4 of (the signature page)
CLEARED COMMENT (2016-07-21): 07/21/2016:  Received copy of Note clearing issue

[1] Missing Document - Title: Evidence of title is missing
															CLEARED COMMENT (2016-08-17): 08/17/2016: Received a copy of the final title, exception cleared.							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Rate/Term	07/15/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.
GENERAL COMMENT (2016-11-01): 11/01/2016: Additional documentation provided, however information for prior loan was not included. Exception remains	[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-19): Right to cancel received clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-08-19): Final TIL received clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Rate/Term	07/18/2016	2	2	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $189,280.28 is underdisclosed from calculated Finance Charge of $189,350.95 in the amount of $70.67.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-11-01): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.
CLEARED COMMENT (2016-10-18): cleared

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-01): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-01): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-01): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.52560% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $5,147.38 on an Original Principal Loan Amount vs. an allowable total of $4,380.00 (an overage of $767.38 or 0.52560%.)
CLEARED COMMENT (2016-11-01): documentation provided clearing exception

[1] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.
CLEARED COMMENT (2016-11-03): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-19): Right to cancel received clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-08-19): Final TIL received clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	07/18/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.02051% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,265.38 on an Original Principal Loan Amount vs. an allowable total of $2,250.00 (an overage of $15.38 or 0.02051%.)	[1] Federal - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of 2/6/2003 which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
CLEARED COMMENT (2016-08-01): Additional Documentation received clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing.
CLEARED COMMENT (2016-08-01): Additional Documentation received clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-08-01): Additional Documentation received clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Evidence of guaranty of surety of a TX Home Equity loan in file.
CLEARED COMMENT (2016-10-18): Clear

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-08-01): Notice Concerning Extensions of Credit. received clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.
CLEARED COMMENT (2016-11-09): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-08-01): Right to Cancel received clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-08-01): Final TIL received clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Debt Consolidation	07/18/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.00097% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $5,251.70 on an Original Principal Loan Amount vs. an allowable total of $5,250.00 (an overage of $1.70 or 0.00097%.)	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.
CLEARED COMMENT (2016-11-01): Documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-11-01): Documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-01): Documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-08): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-11-01): Documentation provided clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-11-01): Documentation provided clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	07/18/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.28417% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,941.00 on an Original Principal Loan Amount vs. an allowable total of $3,600.00 (an overage of $341.00 or 0.28417%.)	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-11-01): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Evidence of guaranty of surety of a TX Home Equity loan in file.
CLEARED COMMENT (2016-10-18): Clear

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-01): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-08): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-08): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.
CLEARED COMMENT (2016-11-01): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Lien was created without consent of owner's spouse): Texas Constitution Section 50(a)(6):  Lien was created without consent of owner's spouse.
CLEARED COMMENT (2016-11-01): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-11-01): documentation provided clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-11-01): documentation provided clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	07/18/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.73661% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,348.00 on an Original Principal Loan Amount vs. an allowable total of $2,688.00 (an overage of $660.00 or 0.73661%.)	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $110,437.98 is underdisclosed from calculated Finance Charge of $110,521.31 in the amount of $83.33.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.
CLEARED COMMENT (2016-11-01): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing.
CLEARED COMMENT (2016-11-01): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-11-01): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-01): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-08): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-11-01): documentation provided clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-11-01): documentation provided clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	Yes	07/18/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.
GENERAL COMMENT (2016-11-03): 11/03/2016:  Additional documentation provided consisted of deed of trust.  Exceptions remain as no documentation was provided to clear them.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	07/18/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. No evidence that borrower(s) received copies of all documents signed at time of closing.
CLEARED COMMENT (2016-11-01): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-11-01): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Evidence of guaranty of surety of a TX Home Equity loan in file.
CLEARED COMMENT (2016-10-18): Clear

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-01): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-01): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-01): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 6.99500% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $6,995.00 on an Original Principal Loan Amount vs. an allowable total of $3,000.00 (an overage of $3,995.00 or 3.99500%.)
CLEARED COMMENT (2016-11-01): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-11-01): documentation provided clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-11-01): documentation provided clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	07/18/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $99,516.82 is underdisclosed from calculated Finance Charge of $100,051.94 in the amount of $535.12.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.
CLEARED COMMENT (2016-11-01): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing.
CLEARED COMMENT (2016-11-01): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
CLEARED COMMENT (2016-11-01): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
CLEARED COMMENT (2016-11-01): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.
CLEARED COMMENT (2016-11-01): documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Lien was created without consent of owner's spouse): Texas Constitution Section 50(a)(6):  Lien was created without consent of owner's spouse.
CLEARED COMMENT (2016-11-01): documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-11-01): documentation provided clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-11-01): documentation provided clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	07/18/2016	3	3	[3] General - Missing Document: Missing Lender's Final 1003

[3] Federal - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
GENERAL COMMENT (2016-11-08): 11/08/2016:  Additional documentation provided consisted of the application.  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $108,651.11 is underdisclosed from calculated Finance Charge of $108,690.41 in the amount of $39.30.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.
CLEARED COMMENT (2016-11-01): Documentation provided clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-11-01): Documentation provided clearing exception

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-11-01): Documentation provided clearing exception

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-11-01): Documentation provided clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Rate/Term	07/19/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing.
GENERAL COMMENT (2016-11-04): 11/03/2016:  Additional documentation provided consisted of deed of trust and TX home equity agreement.  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

														[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	Yes	07/19/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] General - Missing Document: Security Instrument not provided
EXCEPTION INFO: Only page 1 in file.
CLEARED COMMENT (2016-07-21): 07/21/2016:  Received copy of Mortgage clearing issue

[1] Missing Document - Title: Evidence of title is missing
															CLEARED COMMENT (2016-08-17): 08/17/2016: Received a copy of the final title, exception cleared.							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	Yes	07/19/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.
GENERAL COMMENT (2016-11-04): 11/03/2016:  Additional documentation provided consisted of deed of trust and TX home equity agreement.  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. Evidence of guaranty of surety of a TX Home Equity loan in file.
CLEARED COMMENT (2016-10-18): Clear

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Note Contains Satisfaction Fee): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Fee charged to provide satisfied Note.
															CLEARED COMMENT (2016-11-01): Cleared - No charge to borrower to satisfy not							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	Yes	07/19/2016	3	3	[3] Missing Document - (Missing Doc) Incomplete loan images/file
EXCEPTION INFO: File has Note, Mortgage and HUD1.  Unable to run compliance as I cannot confirm the previous loan being a Texas 50 a6.

[3] Federal - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
GENERAL COMMENT (2016-11-04): 11/03/2016:  Additional documentation provided consisted of deed of trust and TX home equity agreement.  Exceptions remain as no documentation was provided to clear them.

GENERAL COMMENT (2016-11-08): 11/08/2016:  Additional documentation provided consisted of deed of trust, note, HUD, title policy and TX home equity agreement.  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 6.75735% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $4,595.00 on an Original Principal Loan Amount vs. an allowable total of $2,040.00 (an overage of $2,555.00 or 3.75735%.)	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.
GENERAL COMMENT (2016-11-04): 11/03/2016:  Additional documentation provided consisted of deed of trust and TX home equity agreement.  Exceptions remain as no documentation was provided to clear them.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Rate/Term	Yes	07/19/2016	2	2	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.
															CLEARED COMMENT (2016-11-04): documentation provided clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Debt Consolidation	07/19/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6):  Loan closed prior to expiration of 12-day cooling off period.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $378,539.52 is underdisclosed from calculated Finance Charge of $379,382.82 in the amount of $843.30.	[1] Missing Document - Final Title Policy is Missing
CLEARED COMMENT (2016-07-30): 07/30/2016:  Received title clearing issue

[1] General - Missing Document: Note - Subject Lien not provided
CLEARED COMMENT (2016-07-21): 07/21/2016:  Received copy of Note clearing issue

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Evidence of Guaranty Surety): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Evidence of guaranty of surety of a TX Home Equity loan in file.
															CLEARED COMMENT (2016-10-18): Clear							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	Yes	07/19/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
GENERAL COMMENT (2016-11-04): 11/03/2016:  Additional documentation provided consisted of deed of trust and TX home equity agreement.  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.72625% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,781.00 on an Original Principal Loan Amount vs. an allowable total of $2,400.00 (an overage of $1,381.00 or 1.72625%.)	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Rate/Term	Yes	07/19/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 9/30/2003 12:00:00 AM, prior to three (3) business days from transaction date of 9/26/2003 12:00:00 AM.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] General - Missing Document: Note - Subject Lien not provided
EXCEPTION INFO: Note is incomplete.  Only the first page of 4 page document was provided.
															CLEARED COMMENT (2016-07-21): 07/21/2016: Received copy of Note clearing issue							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	Yes	07/19/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.
GENERAL COMMENT (2016-11-04): 11/03/2016:  Additional documentation provided consisted of deed of trust and TX home equity agreement.  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without waiver

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 8.58689% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $11,162.96 on an Original Principal Loan Amount vs. an allowable total of $3,900.00 (an overage of $7,262.96 or 5.58689%.)	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Rate/Term	Yes	07/19/2016	2	2	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] Missing Document - Title: Evidence of title is missing
															CLEARED COMMENT (2016-08-17): 08/17/2016: Received a copy of the final title, exception cleared.							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	Yes	07/19/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
GENERAL COMMENT (2016-11-04): 11/03/2016:  Additional documentation provided consisted of deed of trust and TX home equity agreement.  Exceptions remain as no documentation was provided to clear them.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal - Missing Final HUD-1: Missing Final HUD-1. HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
															CLEARED COMMENT (2016-11-08): Final HUD received clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Rate/Term	Yes	07/19/2016	2	2	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] General - Missing Document: Security Instrument not provided
EXCEPTION INFO: File contained page 1 only of the Deed of Trust
CLEARED COMMENT (2016-08-19): Complete Deed of Trust received clearing exception

[1] Federal - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.
															CLEARED COMMENT (2016-11-04): documentation provided clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Other	Yes	07/19/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 6.32786% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $5,568.52 on an Original Principal Loan Amount vs. an allowable total of $2,640.00 (an overage of $2,928.52 or 3.32786%.)	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.
GENERAL COMMENT (2016-11-04): 11/03/2016:  Additional documentation provided consisted of deed of trust and TX home equity agreement.  Exceptions remain as no documentation was provided to clear them.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal - Missing Final HUD-1: Missing Final HUD-1. HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
															CLEARED COMMENT (2016-11-08): documentation provided clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Rate/Term	Yes	07/19/2016	2	2	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] Missing Document - Title: Evidence of title is missing
EXCEPTION INFO: File does not contain either Preliminary or Final Title.
															CLEARED COMMENT (2016-08-17): 08/17/2016: Received a copy of the final title, exception cleared.							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	07/19/2016	3	3	[3] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Unable to determine LTV/CLTV due to missing information.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 8.82800% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $6,356.16 on an Original Principal Loan Amount vs. an allowable total of $2,160.00 (an overage of $4,196.16 or 5.82800%.)	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.
GENERAL COMMENT (2016-11-04): 11/03/2016:  Additional documentation provided consisted of deed of trust and TX home equity agreement.  Exceptions remain as no documentation was provided to clear them.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal - (Missing Data) Late Charge: Late Charge Type was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
CLEARED COMMENT (2016-08-16): Received late charge on complete note provided - clearing issue

[1] General - Missing Document: Note Addendum - Other not provided
EXCEPTION INFO: The note in the file is missing pages 2 and 3 of 4
															CLEARED COMMENT (2016-07-21): 07/21/2016: Received copy of Note clearing issue							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
TX	Primary	Refinance Rate/Term	Yes	07/19/2016	2	2	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal - Missing Final HUD-1: Missing Final HUD-1. HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
CLEARED COMMENT (2016-11-08): documentation provided clearing exception

[1] Federal - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
CLEARED COMMENT (2016-11-04): documentation provided clearing exception

[1] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.
															CLEARED COMMENT (2016-11-04): documentation provided clearing exception							Reviewed with Exceptions	TEXAS Upsize 7/31/2016
				DC		Investment	Refinance Rate/Term			07/21/2016	1	1										Loan Review Complete	NPL 7-20-2016
				GA		Primary	Purchase			08/12/2016	1	1			[1] Federal - TILA - Final TIL Missing: Missing Final TIL. CLEARED COMMENT (2016-08-22): Final TIL received clearing exception							Reviewed with Exceptions	Prior Collapse Diligence
				FL		Investment	Purchase			10/05/2016	1	1										Loan Review Complete	RANDOM
				FL		Investment	Purchase			10/17/2016	1	1										Loan Review Complete	RANDOM
				DC		Investment	Refinance Cash-out - Other			10/13/2016	1	1										Loan Review Complete	RANDOM
				NC		Investment	Refinance Rate/Term			10/17/2016	1	1										Loan Review Complete	RANDOM
				IL		Investment	Refinance Cash-out - Other			10/17/2016	1	1										Loan Review Complete	RANDOM
				NV		Investment	Purchase			10/17/2016	1	1										Loan Review Complete	RANDOM
				IN		Investment	Refinance Rate/Term			10/17/2016	1	1										Loan Review Complete	RANDOM
				OH		Investment	Refinance Rate/Term			10/13/2016	1	1										Loan Review Complete	RANDOM
				MD		Investment	Purchase			10/13/2016	1	1										Loan Review Complete	RANDOM
				CA		Investment	Purchase			10/17/2016	1	1										Loan Review Complete	RANDOM
				OR		Investment	Refinance Cash-out - Other			10/17/2016	1	1										Loan Review Complete	RANDOM
				DC		Investment	Refinance Cash-out - Other			10/17/2016	1	1										Loan Review Complete	RANDOM
				OH		Investment	Refinance Rate/Term			10/17/2016	1	1										Loan Review Complete	RANDOM
MA	Primary	Refinance Rate/Term	10/17/2016	2	2	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $239,955.80 is underdisclosed from calculated Finance Charge of $241,102.44 in the amount of $1,146.64.
																						Reviewed with Exceptions	RANDOM
				VA		Investment	Purchase			10/13/2016	1	1										Loan Review Complete	RANDOM
				TX		Investment	Purchase			10/18/2016	1	1			[1] Document Error - (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date. CLEARED COMMENT (2016-10-29): Disbursement date confirmed clearing issue							Loan Review Complete	RANDOM
				NM		Investment	Refinance Cash-out - Other			10/17/2016	1	1										Loan Review Complete	RANDOM
				IN		Investment	Purchase			10/13/2016	1	1										Loan Review Complete	RANDOM
WA	Primary	Refinance Cash-out - Other	Yes	10/06/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
GENERAL COMMENT (2016-10-30): Response received - unable to clear

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	RANDOM
MN	Primary	Refinance Cash-out - Other	10/06/2016	2	2	[2] State - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.
[1] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
CLEARED COMMENT (2016-10-29): 10/29/2016:  Received a copy of the ARM disclosure, clearing exception.

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
															CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue							Reviewed with Exceptions	RANDOM
OH	Primary	Purchase	No	10/06/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
GENERAL COMMENT (2016-10-30): Response received - unable to clear

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	RANDOM
AR	Primary	Refinance Cash-out - Other	Yes	10/06/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
GENERAL COMMENT (2016-10-30): Response received - unable to clear

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	RANDOM
MO	Primary	Refinance Rate/Term	Yes	10/06/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
GENERAL COMMENT (2016-10-30): Response received - unable to clear

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	RANDOM
NC	Primary	Purchase	10/06/2016	3	3	[3] Late Charge - Note Error: Note late charge percentage exceeds maximum per state	[1] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
CLEARED COMMENT (2016-10-29): 10/29/2016:  Received a copy of the ARM disclosure, exception cleared.

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
															CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue							Reviewed with Exceptions	RANDOM
NC	Primary	Purchase	Yes	10/06/2016	3	3	[3] Late Charge - Note Error: Note late charge percentage exceeds maximum per state	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
GENERAL COMMENT (2016-10-30): Response received - unable to clear

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	RANDOM
GA	Primary	Refinance Cash-out - Other	10/31/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

														[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Reviewed with Exceptions	RANDOM
CA	Primary	Refinance Cash-out - Other	Yes	10/06/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
GENERAL COMMENT (2016-10-30): Response received - unable to clear

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	RANDOM
MI	Primary	Refinance Cash-out - Other	Yes	10/06/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
GENERAL COMMENT (2016-10-30): Response received - unable to clear

[2] State - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	RANDOM
MS	Primary	Refinance Cash-out - Other	10/31/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

														[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Reviewed with Exceptions	RANDOM
OK	Primary	Refinance Rate/Term	10/06/2016	1	1	[1] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
CLEARED COMMENT (2016-10-29): 10/29/2016:  Received a copy of the ARM Disclosure, exception cleared.

[1] Federal - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-10-29): 10/29/2016:  Received a copy of the Right to Cancel, exception cleared.

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-10-29): 10/29/2016: Received a copy of the final TIL, exception cleared.							Loan Review Complete	RANDOM
TN	Primary	Purchase	No	10/07/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
GENERAL COMMENT (2016-10-30): Response received - unable to clear

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	RANDOM
AL	Primary	Refinance Rate/Term	Yes	10/07/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
GENERAL COMMENT (2016-10-30): Response received - unable to clear

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	RANDOM
				KS		Investment	Purchase			10/07/2016	1	1										Loan Review Complete	RANDOM
NC	Primary	Refinance Cash-out - Other	Yes	10/07/2016	3	3	[3] Late Charge - Note Error: Note late charge percentage exceeds maximum per state	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	NPL 10-1-2016
MS	Primary	Refinance Cash-out - Other	10/07/2016	3	3	[3] Late Charge - Note Error: Note late charge percentage exceeds maximum per state	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $296,685.98 is underdisclosed from calculated Finance Charge of $300,162.01 in the amount of $3,476.03.
[1] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
CLEARED COMMENT (2016-10-29): 10/29/2016:  Received a copy of the ARM Disclosure, exception cleared.

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
															CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue							Reviewed with Exceptions	RANDOM
WI	Primary	Purchase	No	10/07/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	NPL 10-1-2016
TX	Primary	Refinance Rate/Term	10/06/2016	2	2	[2] General - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.	[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-10-28): 10/28/2016:  Received a copy of the Right to Cancel, exception cleared.

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-10-28): 10/28/2016: Received a copy of the final TIL, exception cleared.							Reviewed with Exceptions	RANDOM
				IL		Primary	Purchase			10/06/2016	2	2		[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $982,321.05 is underdisclosed from calculated Finance Charge of $983,292.24 in the amount of $971.19.	[1] Federal - TILA - Final TIL Missing: Missing Final TIL. CLEARED COMMENT (2016-10-28): 10/28/2016: Received a copy of the final TIL, exception cleared.							Reviewed with Exceptions	RANDOM
				CA		Primary	Purchase			10/06/2016	2	2		[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $701,360.55 is underdisclosed from calculated Finance Charge of $702,277.19 in the amount of $916.64.	[1] Federal - TILA - Final TIL Missing: Missing Final TIL. CLEARED COMMENT (2016-10-28): 10/28/2016: Received a copy of the final TIL, exception cleared.							Reviewed with Exceptions	RANDOM
NJ	Primary	Refinance Cash-out - Other	10/06/2016	1	1	[3] Document Error - Modification was not executed: Mod Date: 04/01/2013 GENERAL COMMENT (2016-10-30): Response received - unable to clear	[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-10-28): 10/28/2016:  Received a copy of the Right to Cancel, exception cleared.

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-10-28): 10/28/2016: Received a copy of the final TIL, exception cleared.							Reviewed with Exceptions	RANDOM
				NH		Second Home	Refinance Rate/Term			10/06/2016	1	1			[1] Federal - TILA - Final TIL Missing: Missing Final TIL. CLEARED COMMENT (2016-10-28): 10/28/2016: Received a copy of the final TIL, exception cleared.							Loan Review Complete	RANDOM
FL	Primary	Refinance Rate/Term	Yes	10/06/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
EXCEPTION INFO: Page 1 only provided
GENERAL COMMENT (2016-10-28): 10/28/2016: Received a copy of page 1 of the final HUD-1, still missing a complete copy of the final HUD-1, exception remains.	[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-10-28): 10/28/2016:  Received a copy of the Right to Cancel, exception cleared.

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-10-28): 10/28/2016: Received a copy of the final TIL, exception cleared.							Reviewed with Exceptions	RANDOM
VA	Primary	Refinance Rate/Term	10/06/2016	2	2	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $540,353.78 is underdisclosed from calculated Finance Charge of $540,860.58 in the amount of $506.80.

[2] State - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
[1] Document Error - Modification is missing.
EXCEPTION INFO: Tape indicates the subject loan has been modified, no modification agreement in the file.
CLEARED COMMENT (2016-10-28): 10/28/2016:  Received a copy of the modification agreement, clearing exception.

[1] Federal - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 7/28/2003, prior to three (3) business days from transaction date of 7/25/2003.
CLEARED COMMENT (2016-10-28): 10/28/2016:  Received a copy of the Right to cancel, exception cleared.

[1] Federal - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.
EXCEPTION INFO: Right to Cancel in the file is not signed by title holder Jennifer Vance.
CLEARED COMMENT (2016-10-28): 10/28/2016:  Received a copy of the Right to cancel signed by Jennifer Vance, exception cleared.

[1] Federal - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Rescind occurs prior to expected date(s).
CLEARED COMMENT (2016-10-28): 10/28/2016:  Received a copy of the Right to Cancel, exception cleared.

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-10-28): 10/28/2016: Received a copy of the final TIL, exception cleared.							Reviewed with Exceptions	RANDOM
				NY		Primary	Refinance Cash-out - Other			10/06/2016	2	2		[2] Federal - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 7/21/2003, prior to three (3) business days from transaction date of 7/21/2003.	[1] Federal - TILA - Final TIL Missing: Missing Final TIL. CLEARED COMMENT (2016-10-28): 10/28/2016: Received a copy of the final TIL, exception cleared.							Reviewed with Exceptions	RANDOM
TX	Primary	Refinance Rate/Term	Yes	10/07/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
GENERAL COMMENT (2016-10-29): 10/29/2016: Received a copy of a HUD-1, however HUD-1 provided is incomplete, it does not show the loan amount, payoffs, disbursement date, etc., it only shows the fees. Missing copy of the complete final HUD-1.	[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-10-29): 10/29/2016:  Received copy of the Right to Cancel, clearing exception.

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-10-29): 10/29/2016: Received a copy of the final TIL, exception cleared.							Reviewed with Exceptions	RANDOM
AZ	Primary	Refinance Rate/Term	Yes	10/06/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. Estimated HUD1 used for any applicable Federal, State or Local compliance testing.
													GENERAL COMMENT (2016-10-29): 10/29/2016: Received copy of the HUD-1, however the HUD-1 provided still reflects "Estimated" at the top of the HUD-1, exception remains.									Reviewed with Exceptions	RANDOM
MD	Primary	Purchase	10/06/2016	1	1	[1] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
CLEARED COMMENT (2016-10-29): 10/29/2016:  Received a copy of the ARM Disclosure, clearing exception.

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
															CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue							Loan Review Complete	RANDOM
FL	Primary	Purchase	10/06/2016	1	1	[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
															CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue							Loan Review Complete	RANDOM
				TX		Primary	Purchase			10/06/2016	1	1										Reviewed with Exceptions	RANDOM
UT	Primary	Purchase	10/06/2016	2	2	[2] Federal - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 9.99000% is underdisclosed from calculated APR of 10.17692% outside of 0.125% tolerance.

[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $92,975.76 is underdisclosed from calculated Finance Charge of $93,778.68 in the amount of $802.92.
																						Reviewed with Exceptions	RANDOM
CT	Primary	Purchase	10/06/2016	2	2	[2] Federal - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 10.02800% is underdisclosed from calculated APR of 10.17999% outside of 0.125% tolerance.
EXCEPTION INFO: Lender did not include Attorney Closing fee in final TIL calculation

[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $88,555.11 is underdisclosed from calculated Finance Charge of $89,102.17 in the amount of $547.06.
EXCEPTION INFO: Lender did not include Attorney Closing fee in final TIL calculation
																						Reviewed with Exceptions	RANDOM
				CA		Second Home	Refinance Rate/Term			10/05/2016	1	1										Loan Review Complete	RANDOM
CA	Primary	Refinance Rate/Term	Yes	10/06/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.	[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
															CLEARED COMMENT (2016-10-29): 10/29/2016: Received a copy of the Right to Cancel, clearing exception.							Reviewed with Exceptions	RANDOM
OH	Primary	Refinance Cash-out - Other	10/07/2016	1	1	[1] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
CLEARED COMMENT (2016-10-28): Received ARM Disclosure clearing issue

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
CLEARED COMMENT (2016-10-28): Received evidence of receipt of CHARM Booklet
																						Loan Review Complete	NPL 10-1-2016
NJ	Primary	Purchase	10/09/2016	1	1	[1] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
CLEARED COMMENT (2016-10-29): 10/29/2016:  Received a copy of the ARM Disclosure, exception cleared.

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
															CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue							Loan Review Complete	NJ State Specific
				LA		Primary	Refinance Cash-out - Other			10/07/2016	1	1										Loan Review Complete	RANDOM
				OK		Primary	Purchase			10/07/2016	1	1										Loan Review Complete	RANDOM
				IN		Primary	Refinance Cash-out - Debt Consolidation			10/10/2016	1	1										Loan Review Complete	IN State Specific
				KS		Primary	Refinance Cash-out - Other			10/07/2016	1	1										Loan Review Complete	RANDOM
				IL		Primary	Refinance Rate/Term			10/07/2016	1	1										Loan Review Complete	RANDOM
NJ	Primary	Refinance Cash-out - Other	10/11/2016	2	2	[2] Federal - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. GENERAL COMMENT (2016-10-30): Response received - unable to clear	[1] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
CLEARED COMMENT (2016-10-29): 10/29/2016:  Received a copy of the ARM Disclosure, exception cleared.

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue
															GENERAL COMMENT (2016-10-30): Response received - unable to clear							Reviewed with Exceptions	NJ State Specific
				OH		Primary	Refinance Cash-out - Other			10/07/2016	1	1										Loan Review Complete	RANDOM
OH	Primary	Refinance Cash-out - Other	10/11/2016	2	2	[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
														GENERAL COMMENT (2016-10-30): Response received - unable to clear								Reviewed with Exceptions	RANDOM
PA	Primary	Purchase	10/11/2016	2	2	[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
														GENERAL COMMENT (2016-10-30): Response received - unable to clear								Reviewed with Exceptions	RANDOM
PA	Primary	Purchase	10/11/2016	2	2	[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
														GENERAL COMMENT (2016-10-30): Response received - unable to clear								Reviewed with Exceptions	RANDOM
NY	Investment	Purchase	10/11/2016	3	3	[3] Late Charge - Note Error: Note late charge percentage exceeds maximum per state EXCEPTION INFO: Late charge on note is 5% after 15 days, but maximum allowed for New York is 2% after 15 days.	[2] Federal - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

[2] Document Error - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
EXCEPTION INFO: PPP Expired:  Prepayment on note Rider is a hard penalty of 5% of unpaid balance for the first 5 years.  New York does not allow a prepayment penalty if interest rate exceeds 6% (subject 6.55%) after first year.  It does not allow prepayment penalty for an assumption, but subject does not allow assumption.
																						Reviewed with Exceptions	RANDOM
GA	Primary	Purchase	10/11/2016	1	1	[1] Federal - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
CLEARED COMMENT (2016-10-29): 10/29/2016:  Received a copy of the ARM Disclosure dated within 3 days of the application date, clearing exception.
GENERAL COMMENT (2016-10-30): Response received - unable to cleare

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
															CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue							Loan Review Complete	RANDOM
TN	Primary	Purchase	10/11/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
GENERAL COMMENT (2016-10-30): Response received - unable to clear

[2] Federal - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
														GENERAL COMMENT (2016-10-30): Response received - unable to clear								Reviewed with Exceptions	RANDOM
IN	Primary	Purchase	10/11/2016	1	1	[1] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
CLEARED COMMENT (2016-10-29): 10/29/2016:  Received a copy of the ARM Disclosure, clearing exception.

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
															CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue							Loan Review Complete	IN State Specific
				IN		Primary	Purchase			10/11/2016	1	1			[1] Document Error - Modification is missing. CLEARED COMMENT (2016-10-29): 10/29/2016: Received a copy of the modification, clearing exception.							Reviewed with Exceptions	IN State Specific
				IN		Primary	Refinance Cash-out - Home Improvement			10/11/2016	1	1										Loan Review Complete	IN State Specific
				CA		Primary	Refinance Cash-out - Other			10/11/2016	1	1										Loan Review Complete	NPL 10-1-2016
CT	Primary	Purchase	10/11/2016	1	1	[1] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
CLEARED COMMENT (2016-10-29): 10/29/2016:  Received a copy of the ARM disclosure, exception cleared.

[1] Federal - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue

[1] Federal - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
															CLEARED COMMENT (2016-10-29): Received FACTA clearing issue							Loan Review Complete	RANDOM
MA	Primary	Refinance Cash-out - Other	10/11/2016	2	2	[2] Federal - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
EXCEPTION INFO: FACTA disclosures in file has no sent date, so I cannot confirm whether provided to borrower.
GENERAL COMMENT (2016-10-30): Response received - unable to clear

[2] Document Error - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
														EXCEPTION INFO: PPP Expired: Loan has a hard prepayment penalty within the first 3 years of 2% of unpaid principal balance. The state of MA allows for a soft penalty within the first year of the lesser of 3 months interest or balance of first year's interest and another 3 months interest if the purpose to refinance the mortgage refinancing a mortgage loan with another lender during the first 3 years.								Reviewed with Exceptions	MA State Specific
MA	Primary	Purchase	10/11/2016	1	1	[1] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue

[1] Federal - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
CLEARED COMMENT (2016-10-29): FACTA received - clearing issue
																						Loan Review Complete	MA State Specific
				RI		Primary	Purchase			10/11/2016	1	1										Reviewed with Exceptions	RANDOM
MI	Primary	Purchase	10/11/2016	2	2	[2] Federal - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
GENERAL COMMENT (2016-10-30): Response received - unable to cleare

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
GENERAL COMMENT (2016-10-30): Response received - unable to clear

[2] Federal - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
EXCEPTION INFO: ABA is for the Settlement Company and not for creditor

[2] Federal - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
EXCEPTION INFO: ABA is for the Settlement Company and not for creditor
																						Reviewed with Exceptions	RANDOM
MI	Primary	Refinance Cash-out - Debt Consolidation	10/11/2016	2	2	[2] Federal - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
GENERAL COMMENT (2016-10-30): Response received - unable to cleare

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
GENERAL COMMENT (2016-10-30): Response received - unable to clear

[2] State - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.

[2] State - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
																						Reviewed with Exceptions	RANDOM
				MO		Primary	Purchase			10/11/2016	1	1										Loan Review Complete	RANDOM
				NJ		Primary	Refinance Cash-out - Home Improvement			10/11/2016	1	1										Loan Review Complete	NJ State Specific
				FL		Primary	Refinance Cash-out - Debt Consolidation			10/12/2016	1	1										Loan Review Complete	RANDOM
CA	Primary	Refinance Cash-out - Debt Consolidation	10/12/2016	1	1	[1] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
															CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue							Loan Review Complete	RANDOM
IN	Primary	Purchase	10/11/2016	1	1	[1] Federal - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue
GENERAL COMMENT (2016-10-30): Response received - unable to cleare

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
															CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue							Loan Review Complete	IN State Specific
CO	Primary	Refinance Cash-out - Debt Consolidation	10/12/2016	1	1	[1] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
															CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue							Loan Review Complete	RANDOM
				IN		Primary	Purchase			10/11/2016	1	1										Loan Review Complete	IN State Specific
OR	Primary	Purchase	10/12/2016	1	1	[1] Federal - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue
GENERAL COMMENT (2016-10-30): Response received - unable to cleare

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue

[1] Federal - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
															CLEARED COMMENT (2016-10-29): Received FACTA clearing issue							Reviewed with Exceptions	RANDOM
MA	Primary	Purchase	10/12/2016	1	1	[1] Federal - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue
GENERAL COMMENT (2016-10-30): Response received - unable to cleare

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
															CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue							Loan Review Complete	MA State Specific
IN	Primary	Purchase	10/11/2016	1	1	[1] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
															CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue							Loan Review Complete	IN State Specific
				NE		Investment	Refinance Cash-out - Other			10/11/2016	1	1										Loan Review Complete	RANDOM
IN	Primary	Purchase	10/11/2016	1	1	[1] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
															CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue							Loan Review Complete	IN State Specific
				MA		Primary	Refinance Cash-out - Debt Consolidation			10/12/2016	1	1										Loan Review Complete	MA State Specific
MA	Primary	Refinance Cash-out - Debt Consolidation	10/12/2016	2	2	[2] Federal - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
GENERAL COMMENT (2016-10-30): Response received - unable to cleare

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
														GENERAL COMMENT (2016-10-30): Response received - unable to clear								Reviewed with Exceptions	MA State Specific
UT	Primary	Purchase	10/12/2016	2	2	[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
														GENERAL COMMENT (2016-10-30): Response received - unable to clear								Reviewed with Exceptions	RANDOM
				AL		Primary	Refinance Cash-out - Other			10/12/2016	2	2		[2] Federal - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. GENERAL COMMENT (2016-10-30): Response received - unable to clear								Reviewed with Exceptions	RANDOM
FL	Primary	Refinance Cash-out - Debt Consolidation	10/12/2016	2	2	[2] Federal - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
GENERAL COMMENT (2016-10-30): Response received - unable to clear

[2] Federal - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																						Reviewed with Exceptions	RANDOM
				IN		Primary	Purchase			10/12/2016	1	1										Loan Review Complete	IN State Specific
				IN		Primary	Refinance Rate/Term			10/11/2016	1	1										Loan Review Complete	IN State Specific
				NC		Primary	Refinance Cash-out - Other			10/12/2016	1	1										Loan Review Complete	RANDOM
				NJ		Primary	Refinance Rate/Term			10/12/2016	2	2		[2] Federal - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. GENERAL COMMENT (2016-10-30): Response received - unable to clear								Reviewed with Exceptions	NJ State Specific
				NJ		Primary	Refinance Cash-out - Other			10/12/2016	1	1										Loan Review Complete	NJ State Specific
				OH		Primary	Refinance Cash-out - Other		Yes	10/12/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									Reviewed with Exceptions	RANDOM
				TX		Primary	Refinance Rate/Term			10/12/2016	2	2		[2] Federal - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Reviewed with Exceptions	RANDOM
IN	Primary	Refinance Rate/Term	10/12/2016	2	2	[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
														GENERAL COMMENT (2016-10-30): Response received - unable to clear								Reviewed with Exceptions	IN State Specific
AZ	Primary	Refinance Cash-out - Debt Consolidation	10/12/2016	1	1	[1] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
															CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue							Reviewed with Exceptions	RANDOM
				MO		Primary	Refinance Cash-out - Other			10/12/2016	1	1										Reviewed with Exceptions	RANDOM
NJ	Primary	Purchase	10/13/2016	1	1	[1] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
															CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue							Loan Review Complete	NJ State Specific
NJ	Primary	Purchase	10/12/2016	1	1	[1] Federal - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue
GENERAL COMMENT (2016-10-30): Response received - unable to cleare

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
															CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue							Reviewed with Exceptions	NJ State Specific
FL	Primary	Purchase	10/12/2016	2	2	[2] Federal - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
GENERAL COMMENT (2016-10-30): Response received - unable to cleare

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																						Reviewed with Exceptions	NPL 10-1-2016
OH	Primary	Refinance Rate/Term	10/12/2016	2	2	[3] Document Error - Modification is missing. EXCEPTION INFO: Tape indicate loan has been modified but there is no Modification Agreement located in the file.	[2] Document Error - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements EXCEPTION INFO: The State of OH only allows up to 1% prepayment and the rider states 5%.	[1] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
															CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue							Reviewed with Exceptions	RANDOM
TX	Primary	Purchase	10/12/2016	2	2	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $219,656.48 is underdisclosed from calculated Finance Charge of $219,757.27 in the amount of $100.79.
																						Reviewed with Exceptions	RANDOM
				WA		Primary	Purchase			10/12/2016	2	2		[2] Federal - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Reviewed with Exceptions	RANDOM
				FL		Primary	Refinance Cash-out - Other			10/12/2016	1	1										Loan Review Complete	RANDOM
MA	Primary	Purchase	10/17/2016	1	1	[1] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
															CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue							Loan Review Complete	MA State Specific
				FL		Primary	Refinance Cash-out - Other			10/12/2016	1	1										Loan Review Complete	RANDOM
FL	Primary	Purchase	10/12/2016	2	2	[2] Federal - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
GENERAL COMMENT (2016-10-30): Response received - unable to cleare

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																						Reviewed with Exceptions	NPL 10-1-2016
IN	Primary	Refinance Rate/Term	10/17/2016	2	2	[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
														GENERAL COMMENT (2016-10-30): Response received - unable to clear								Reviewed with Exceptions	IN State Specific
PA	Primary	Refinance Cash-out - Debt Consolidation	10/12/2016	2	2	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $138,255.30 is underdisclosed from calculated Finance Charge of $139,522.18 in the amount of $1,266.88.
																						Reviewed with Exceptions	RANDOM
				RI		Primary	Purchase			10/12/2016	1	1										Loan Review Complete	RANDOM
				NC		Primary	Refinance Cash-out - Other			10/12/2016	1	1										Loan Review Complete	RANDOM
				FL		Primary	Refinance Cash-out - Other			10/12/2016	1	1										Loan Review Complete	RANDOM
				NC		Primary	Purchase			10/17/2016	2	2		[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Reviewed with Exceptions	NPL 10-1-2016
				FL		Primary	Refinance Cash-out - Other			10/12/2016	1	1										Loan Review Complete	RANDOM
				FL		Primary	Purchase			10/12/2016	1	1										Loan Review Complete	RANDOM
				FL		Primary	Refinance Cash-out - Debt Consolidation			10/12/2016	1	1										Loan Review Complete	RANDOM
MA	Primary	Purchase	10/17/2016	1	1	[1] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
															CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue							Reviewed with Exceptions	MA State Specific
MA	Primary	Purchase	10/17/2016	2	2	[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
														GENERAL COMMENT (2016-10-30): Response received - unable to clear								Reviewed with Exceptions	MA State Specific
				FL		Primary	Refinance Cash-out - Other			10/12/2016	1	1										Loan Review Complete	RANDOM
MA	Primary	Purchase	10/13/2016	2	2	[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
														GENERAL COMMENT (2016-10-30): Response received - unable to clear								Reviewed with Exceptions	MA State Specific
FL	Primary	Refinance Cash-out - Other	10/13/2016	1	1	[1] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-10-29): Received copy of Final TIL clearing issue							Reviewed with Exceptions	NPL 10-1-2016
MI	Primary	Purchase	10/13/2016	2	2	[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
														GENERAL COMMENT (2016-10-30): Response received - unable to clear								Reviewed with Exceptions	RANDOM
MA	Primary	Purchase	10/13/2016	2	2	[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
														GENERAL COMMENT (2016-10-30): Response received - unable to clear								Reviewed with Exceptions	MA State Specific
TN	Primary	Purchase	10/13/2016	2	2	[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
														GENERAL COMMENT (2016-10-30): Response received - unable to clear								Reviewed with Exceptions	RANDOM
				IN		Primary	Refinance Cash-out - Other			10/12/2016	1	1										Loan Review Complete	IN State Specific
IL	Primary	Refinance Cash-out - Other	10/13/2016	1	1	[1] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue

[1] Federal - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
															CLEARED COMMENT (2016-10-29): Received FACTA clearing issue							Reviewed with Exceptions	RANDOM
IL	Primary	Refinance Cash-out - Debt Consolidation	10/17/2016	1	1	[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue
GENERAL COMMENT (2016-10-30): Response received - unable to clear

[1] Document Error - Modification was not executed: Mod Date: 04/21/2011
															CLEARED COMMENT (2016-10-29): Received copy of signed mod clearing issue							Loan Review Complete	RANDOM
IL	Primary	Purchase	10/17/2016	1	1	[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue

[1] Federal - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
															CLEARED COMMENT (2016-10-29): Received FACTA clearing issue							Reviewed with Exceptions	NPL 10-1-2016
				IL		Primary	Refinance Cash-out - Home Improvement			10/17/2016	1	1										Loan Review Complete	RANDOM
				IN		Primary	Purchase			10/17/2016	1	1										Loan Review Complete	IN State Specific
CA	Primary	Refinance Cash-out - Other	10/09/2016	1	1	[1] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
CLEARED COMMENT (2016-10-29): Received copy of ARM Disclosure and evidence of receipt of CHARM Booklet clearing issue

[1] Federal - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
CLEARED COMMENT (2016-10-29): Received copy of FACTA clearing issue
																						Loan Review Complete	RANDOM
VA	Primary	Refinance Rate/Term	Yes	10/18/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] State - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
																						Reviewed with Exceptions	RANDOM
				PA		Primary	Refinance Cash-out - Other			10/12/2016	1	1										Loan Review Complete	RANDOM
CA	Primary	Purchase	10/17/2016	2	2	[2] Federal - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
GENERAL COMMENT (2016-10-30): Response received - unable to clear

[2] Federal - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
														GENERAL COMMENT (2016-10-30): Response received - unable to clear								Reviewed with Exceptions	RANDOM
				WA		Primary	Purchase			10/18/2016	1	1										Loan Review Complete	RANDOM
				CA		Primary	Purchase			10/18/2016	1	1										Loan Review Complete	RANDOM
				NV		Primary	Refinance Cash-out - Other			10/17/2016	1	1										Loan Review Complete	RANDOM
				CA		Primary	Refinance Cash-out - Other			10/18/2016	2	2		[2] Federal - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. GENERAL COMMENT (2016-10-30): Response received - unable to clear								Reviewed with Exceptions	RANDOM
CA	Primary	Refinance Cash-out - Debt Consolidation	10/18/2016	2	2	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $159,862.88 is underdisclosed from calculated Finance Charge of $160,117.04 in the amount of $254.16.
																						Reviewed with Exceptions	RANDOM
				IL		Primary	Refinance Cash-out - Debt Consolidation			10/18/2016	1	1										Loan Review Complete	RANDOM
				IN		Investment	Refinance Cash-out - Other			10/13/2016	1	1										Loan Review Complete	IN State Specific
				IN		Primary	Refinance Cash-out - Other			10/18/2016	1	1										Loan Review Complete	IN State Specific
				IN		Primary	Refinance Cash-out - Other			10/17/2016	1	1										Loan Review Complete	IN State Specific
				IN		Primary	Refinance Cash-out - Debt Consolidation			10/18/2016	1	1										Loan Review Complete	IN State Specific
				FL		Primary	Refinance Cash-out - Debt Consolidation		Yes	10/18/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. Estimated HUD1 used for any applicable Federal, State or Local compliance testing. EXCEPTION INFO: Missing page 1 of the final HUD-1.									Reviewed with Exceptions	RANDOM
				GA		Investment	Refinance Cash-out - Other			10/18/2016	1	1										Loan Review Complete	RANDOM
				GA		Primary	Refinance Cash-out - Other			10/13/2016	1	1										Loan Review Complete	RANDOM
				TX		Primary	Purchase		Yes	10/06/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				CA		Primary	Refinance Cash-out - Other		Yes	10/06/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				TX		Primary	Purchase			10/06/2016	1	1										Loan Review Complete	RANDOM
SC	Primary	Refinance Cash-out - Other	10/31/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

														[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Reviewed with Exceptions	RANDOM
				GA		Investment	Refinance Cash-out - Other			10/31/2016	1	1										Loan Review Complete	GA State Specific
				MA		Primary	Refinance Cash-out - Other			10/17/2016	1	1										Loan Review Complete	MA State Specific
				KY		Investment	Purchase		Yes	10/18/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				OH		Investment	Purchase			10/17/2016	1	1										Loan Review Complete	RANDOM
AZ	Primary	Purchase	10/13/2016	2	2	[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
GENERAL COMMENT (2016-10-30): Response received - unable to clear

[2] Federal - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
																						Reviewed with Exceptions	RANDOM
CA	Primary	Refinance Cash-out - Other	Yes	10/13/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. Title Co. Closing Statement used for any applicable Federal, State or Local compliance testing.	[2] Federal - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

[2] Federal - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
																						Reviewed with Exceptions	RANDOM
				NC		Investment	Refinance Cash-out - Other			10/18/2016	1	1										Loan Review Complete	RANDOM
				IN		Primary	Refinance Cash-out - Other			10/18/2016	1	1										Loan Review Complete	NPL 10-1-2016
				TN		Primary	Refinance Cash-out - Other			10/18/2016	1	1										Loan Review Complete	NPL 10-1-2016
				NJ		Primary	Refinance Cash-out - Other			10/18/2016	1	1										Loan Review Complete	RANDOM
				NY		Primary	Purchase			10/18/2016	1	1										Loan Review Complete	RANDOM
				PA		Primary	Purchase			10/18/2016	1	1										Loan Review Complete	RANDOM
VA	Primary	Refinance Rate/Term	10/06/2016	2	2	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $412,011.83 is underdisclosed from calculated Finance Charge of $412,420.72 in the amount of $408.89.

[2] State - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-10-29): 10/29/2016:  Received a copy of the Right to Cancel, exception cleared.

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-10-29): 10/29/2016: Received a copy of the final TIL, exception cleared.							Reviewed with Exceptions	RANDOM
FL	Primary	Refinance Rate/Term	10/06/2016	2	2	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $258,797.74 is underdisclosed from calculated Finance Charge of $261,083.44 in the amount of $2,285.70.	[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-10-29): 10/29/2016:  Received a copy of the Right to Cancel, exception cleared.

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-10-29): 10/29/2016: Received a copy of the final TIL, exception cleared.							Reviewed with Exceptions	RANDOM
CA	Primary	Refinance Rate/Term	10/06/2016	1	1	[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-10-29): 10/29/2016:  Received a copy of the Right to Cancel, clearing exception.

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-10-29): 10/29/2016: Received a copy of the final TIL, exception cleared.							Loan Review Complete	RANDOM
				LA		Investment	Refinance Rate/Term			10/06/2016	1	1										Reviewed with Exceptions	RANDOM
				IN		Primary	Refinance Rate/Term		Yes	10/06/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
CA	Primary	Refinance Cash-out - Other	Yes	10/06/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. Estimated HUD1 used for any applicable Federal, State or Local compliance testing.
EXCEPTION INFO: HUD-1 provided in the file does not reflect dates.
														[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				FL		Investment	Purchase			10/06/2016	1	1										Reviewed with Exceptions	RANDOM
KY	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/18/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	RANDOM
				GA		Primary	Refinance Cash-out - Other		Yes	10/18/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
NJ	Primary	Refinance Rate/Term	10/06/2016	1	1	[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-10-29): 10/29/2016:  Received a copy of the Right to Cancel, clearing exception.

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-10-29): 10/29/2016: Received a copy of the final TIL, exception cleared.							Reviewed with Exceptions	RANDOM
				OK		Primary	Refinance Rate/Term		Yes	10/09/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] General - Missing Document: Note - Subject Lien not provided CLEARED COMMENT (2016-10-29): 10/29/2016: Received a copy of the Note, exception cleared.							Reviewed with Exceptions	RANDOM
				MD		Primary	Refinance Cash-out - Debt Consolidation		Yes	10/19/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				IL		Primary	Purchase		Yes	10/19/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				WA		Primary	Refinance Cash-out - Other		Yes	10/19/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. CLEARED COMMENT (2016-10-30): Received RTC clearing issue							Reviewed with Exceptions	RANDOM
				NJ		Primary	Refinance Cash-out - Debt Consolidation		Yes	10/19/2016	2	2	[3] Missing Document - Title: Evidence of title is missing	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	NPL 10-1-2016
MI	Investment	Purchase	10/19/2016	1	1	[1] Federal - Missing Final HUD-1: Missing Final HUD-1. HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
CLEARED COMMENT (2016-10-28): Received final HUD clearing issue
																						Reviewed with Exceptions	RANDOM
				TX		Primary	Refinance Rate/Term		Yes	10/18/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	NPL 10-1-2016
				TN		Investment	Refinance Rate/Term			10/19/2016	1	1										Loan Review Complete	RANDOM
				AL		Primary	Refinance Rate/Term		Yes	10/18/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				TX		Primary	Purchase		Yes	10/19/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	NPL 10-1-2016
FL	Primary	Refinance Rate/Term	Yes	10/18/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
GENERAL COMMENT (2016-10-18): Missing page 1 of the final HUD-1.

														[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				NJ		Primary	Refinance Cash-out - Other			10/18/2016	1	1										Loan Review Complete	RANDOM
				TX		Primary	Purchase		Yes	10/18/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				OH		Primary	Refinance Cash-out - Other		Yes	10/18/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				OH		Investment	Refinance Cash-out - Other			10/19/2016	1	1										Loan Review Complete	RANDOM
				WA		Primary	Refinance Cash-out - Other		Yes	10/18/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				NC		Primary	Refinance Rate/Term		Yes	10/18/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
CA	Primary	Purchase	10/18/2016	1	1	[1] Federal - Missing Final HUD-1: Missing Final HUD-1. Estimated HUD1 used for any applicable Federal, State or Local compliance testing.
CLEARED COMMENT (2016-10-30): Received final HUD clearing issue

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
CLEARED COMMENT (2016-10-30): Received final TIL clearing issue
																						Loan Review Complete	RANDOM
				CO		Investment	Refinance Cash-out - Other			10/18/2016	1	1										Loan Review Complete	RANDOM
				IN		Primary	Purchase		No	10/18/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				WI		Second Home	Refinance Cash-out - Other		No	10/18/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				NY		Primary	Refinance Cash-out - Debt Consolidation		Yes	10/19/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				NC		Investment	Refinance Rate/Term		Yes	10/19/2016	3	3	[3] General - Missing Final HUD-1 EXCEPTION INFO: HUD in file incomplete, cut off on bottom	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				TX		Primary	Purchase		Yes	10/09/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
OR	Primary	Purchase	No	10/06/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. Estimated HUD1 used for any applicable Federal, State or Local compliance testing.
													GENERAL COMMENT (2016-10-29): 10/29/2016: Received a copy of the HUD-1, however the HUD-1 provided still reflects "Estimated", exception remains.		[1] Federal - TILA - Final TIL Missing: Missing Final TIL. CLEARED COMMENT (2016-10-29): 10/29/2016: Received a copy of the final TIL, exception cleared.							Reviewed with Exceptions	RANDOM
				AZ		Investment	Refinance Rate/Term			10/06/2016	1	1										Reviewed with Exceptions	RANDOM
				NE		Primary	Purchase		No	10/06/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
MI	Primary	Refinance Cash-out - Other	Yes	10/18/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State - Michigan Consumer Mortgage Protection Act (Borrower Not Charged for Actual Amounts of Third Party Fees): Michigan Consumer Mortgage Protection Act:  Borrower charged for products or services not provided or not charged actual amount for third party fee.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	RANDOM
				NE		Investment	Refinance Cash-out - Other			10/18/2016	1	1										Loan Review Complete	RANDOM
NE	Primary	Refinance Cash-out - Other	Yes	10/19/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	RANDOM
WI	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/19/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	RANDOM
VA	Primary	Purchase	Yes	10/21/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	RANDOM
CA	Primary	Refinance Cash-out - Other	Yes	10/19/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
[1] Document Error - Modification is missing.
EXCEPTION INFO: Tape indicates loan has been modified but no Modification Agreement in the file.
															CLEARED COMMENT (2016-10-28): Temp mod only received - clearing issue							Reviewed with Exceptions	RANDOM
				DC		Investment	Refinance Cash-out - Other			10/19/2016	1	1										Loan Review Complete	RANDOM
				MI		Investment	Purchase			10/19/2016	1	1										Loan Review Complete	RANDOM
				NE		Primary	Refinance Cash-out - Debt Consolidation		Yes	10/18/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	NPL 10-1-2016
SC	Primary	Refinance Cash-out - Other	Yes	10/21/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	RANDOM
MI	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/21/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.

[2] State - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	RANDOM
				GA		Primary	Refinance Rate/Term		Yes	10/07/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	GA State Specific
CA	Primary	Refinance Cash-out - Other	10/06/2016	1	1	[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-10-29): 10/29/2016:  Received a copy of the Right to Cancel, exception cleared.

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-10-29): 10/29/2016: Received a copy of the final TIL, exception cleared.							Loan Review Complete	RANDOM
IL	Primary	Refinance Rate/Term	10/06/2016	1	1	[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-10-29): 10/29/2016:  Received a copy of the Right to Cancel, exception cleared.

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-10-29): 10/29/2016: Received a copy of the final TIL, exception cleared.							Loan Review Complete	RANDOM
NC	Primary	Refinance Rate/Term	10/06/2016	1	1	[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-10-29): 10/29/2016:  Received a copy of the Right to Cancel, exception cleared.

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-10-29): 10/29/2016: Received a copy of the final TIL, exception cleared.							Loan Review Complete	RANDOM
CO	Primary	Purchase	10/12/2016	2	2	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $585,409.08 is underdisclosed from calculated Finance Charge of $585,552.42 in the amount of $143.34.
																						Reviewed with Exceptions	RANDOM
				SC		Primary	Refinance Cash-out - Debt Consolidation		Yes	10/13/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				IN		Investment	Refinance Cash-out - Other			10/13/2016	1	1										Loan Review Complete	RANDOM
				CA		Investment	Purchase		Yes	10/21/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
NV	Primary	Purchase	No	10/21/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. Estimated HUD1 used for any applicable Federal, State or Local compliance testing.
GENERAL COMMENT (2016-10-19): Missing page 1 of the final HUD-1 in the file.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				CA		Investment	Purchase		Yes	10/23/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				OR		Primary	Refinance Cash-out - Debt Consolidation		Yes	10/21/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				TX		Primary	Purchase		Yes	10/21/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				FL		Primary	Refinance Cash-out - Other		Yes	10/09/2016	2	2	[3] Missing Document - Title: Evidence of title is missing GENERAL COMMENT (2016-10-30): Response received - unable to clear	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				FL		Primary	Refinance Cash-out - Other		Yes	10/21/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
CA	Primary	Refinance Rate/Term	Yes	10/09/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
EXCEPTION INFO: HUD provided in file is from original purchase of property on 10/18/2002

[3] Missing Document - Title: Evidence of title is missing
													GENERAL COMMENT (2016-10-30): Response received - unable to clear	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
MA	Primary	Refinance Cash-out - Other	Yes	10/21/2016	2	2	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
															CLEARED COMMENT (2016-10-28): Received final HUD clearing issue							Reviewed with Exceptions	RANDOM
				AZ		Primary	Refinance Cash-out - Debt Consolidation		Yes	10/21/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				AZ		Primary	Refinance Rate/Term		Yes	10/21/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				AZ		Primary	Purchase		No	10/21/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				FL		Primary	Refinance Cash-out - Other		Yes	10/21/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				SC		Second Home	Purchase			10/19/2016	1	1										Loan Review Complete	NPL 10-1-2016
				IA		Primary	Refinance Cash-out - Debt Consolidation		Yes	10/21/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				NJ		Primary	Refinance Cash-out - Other		Yes	10/18/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				OH		Investment	Refinance Cash-out - Other			10/09/2016	3	3	[3] General - Missing Document: Note - Subject Lien not provided									Reviewed with Exceptions	RANDOM
				PA		Primary	Refinance Cash-out - Other		Yes	10/21/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				IL		Primary	Refinance Cash-out - Other		Yes	10/21/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				GA		Investment	Purchase			10/21/2016	1	1										Loan Review Complete	RANDOM
				CA		Primary	Refinance Cash-out - Other		Yes	10/21/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									Reviewed with Exceptions	RANDOM
				OH		Primary	Refinance Cash-out - Other		Yes	10/21/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				NE		Primary	Refinance Cash-out - Other		Yes	10/21/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				TX		Primary	Purchase		Yes	10/21/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				NJ		Primary	Refinance Cash-out - Other		Yes	10/21/2016	2	2	[3] General - Missing Document: Security Instrument not provided	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				TX		Primary	Purchase		Yes	10/09/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
FL	Primary	Purchase	No	10/21/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
EXCEPTION INFO: HUD provided is illegible
															[1] Federal - TILA - Final TIL Missing: Missing Final TIL. CLEARED COMMENT (2016-10-30): Received Final TIL clearing issue							Reviewed with Exceptions	RANDOM
				FL		Second Home	Purchase		No	10/21/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
FL	Primary	Refinance Rate/Term	10/21/2016	1	1	[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-10-30): Received RTC clearing issue

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-10-30): Received Final Til clearing issue							Loan Review Complete	RANDOM
				FL		Primary	Purchase		No	10/21/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				AZ		Investment	Purchase		No	10/23/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				IN		Primary	Refinance Cash-out - Debt Consolidation		Yes	10/09/2016	2	2	[3] Missing Document - Title: Evidence of title is missing GENERAL COMMENT (2016-10-30): Response received - unable to clear	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
IN	Primary	Refinance Rate/Term	Yes	10/22/2016	2	2	[2] General - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	RANDOM
				TN		Primary	Refinance Cash-out - Debt Consolidation		Yes	10/23/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				CA		Primary	Refinance Rate/Term		Yes	10/09/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				CA		Primary	Refinance Rate/Term		Yes	10/21/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				FL		Investment	Refinance Cash-out - Debt Consolidation			10/21/2016	1	1										Loan Review Complete	RANDOM
				CA		Primary	Refinance Rate/Term		Yes	10/21/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
VA	Primary	Refinance Cash-out - Other	Yes	10/23/2016	2	2	[2] General - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	RANDOM
				NY		Primary	Refinance Cash-out - Other			10/23/2016	1	1										Loan Review Complete	RANDOM
				CA		Primary	Refinance Cash-out - Other		Yes	10/21/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
CA	Primary	Refinance Cash-out - Other	Yes	10/17/2016	2	2	[2] General - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
GENERAL COMMENT (2016-10-30): Response received - unable to clear

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	RANDOM
				TN		Primary	Refinance Cash-out - Other		Yes	10/23/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
NY	Primary	Refinance Cash-out - Other	10/23/2016	1	1	[1] Federal - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
															CLEARED COMMENT (2016-10-30): Received Final TIL clearing issue							Reviewed with Exceptions	RANDOM
				MN		Primary	Purchase		Yes	10/23/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	RANDOM
				CA		Investment	Refinance Cash-out - Other		No	10/19/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.									Reviewed with Exceptions	RANDOM
VA	Primary	Refinance Rate/Term	Yes	10/19/2016	2	2	[2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
															CLEARED COMMENT (2016-10-30): Received final HUD clearing issue							Reviewed with Exceptions	RANDOM
				MI		Investment	Refinance Cash-out - Other			10/09/2016	1	1										Loan Review Complete	RANDOM
CA	Primary	Refinance Rate/Term	10/06/2016	1	1	[1] Document Error - Modification is missing.
EXCEPTION INFO: Tape indicated loan has been modified - no modification in file
CLEARED COMMENT (2016-10-29): 10/29/2016:  Received a copy of the Modification, exception cleared.

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-10-29): 10/29/2016:  Received a copy of the Right to Cancel, exception cleared.

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-10-29): 10/29/2016: Received a copy of the final TIL, exception cleared.							Reviewed with Exceptions	RANDOM
CA	Primary	Refinance Rate/Term	10/06/2016	1	1	[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-10-29): 10/29/2016:  Received a copy of the Right to Cancel, exception cleared.

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-10-29): 10/29/2016: Received a copy of the final TIL, exception cleared.							Loan Review Complete	RANDOM
CA	Primary	Refinance Rate/Term	Yes	10/21/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. Estimated HUD1 used for any applicable Federal, State or Local compliance testing.	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $407,610.77 is underdisclosed from calculated Finance Charge of $407,735.92 in the amount of $125.15.
															[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. CLEARED COMMENT (2016-10-30): Received RTC clearing issue							Reviewed with Exceptions	Modified 13-24
				TN		Investment	Refinance Cash-out - Other			10/21/2016	1	1										Loan Review Complete	Reperforming 10-11-2016
OH	Primary	Refinance Rate/Term	10/13/2016	2	2	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $211,494.63 is underdisclosed from calculated Finance Charge of $217,948.86 in the amount of $6,454.23.
																						Reviewed with Exceptions	Reperforming 10-11-2016
				LA		Primary	Purchase			10/19/2016	1	1										Loan Review Complete	Reperforming 10-11-2016
				NC		Primary	Purchase		Yes	10/23/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
IL	Primary	Purchase	10/23/2016	2	2	[2] Federal - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 7.67700% is overdisclosed from calculated APR of 6.98489% outside of 0.125% tolerance.

[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $231,668.51 is underdisclosed from calculated Finance Charge of $231,990.31 in the amount of $321.80.
EXCEPTION INFO: Unable to determine under disclosure due to missing itemization of amount financed.
																						Reviewed with Exceptions	Reperforming 10-11-2016
				PA		Primary	Refinance Rate/Term			10/21/2016	2	2		[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Reviewed with Exceptions	Reperforming 10-11-2016
				GA		Primary	Purchase		Yes	10/21/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
				IN		Primary	Purchase		No	10/21/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
				NJ		Primary	Refinance Rate/Term		Yes	10/18/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Modified 13-24
				TX		Primary	Purchase		Yes	10/21/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
				GA		Primary	Purchase		Yes	10/21/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
				NY		Primary	Purchase		Yes	10/21/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
				NJ		Primary	Refinance Cash-out - Debt Consolidation		Yes	10/21/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
				CA		Primary	Purchase			10/21/2016	1	1										Loan Review Complete	Reperforming 10-11-2016
IL	Primary	Refinance Cash-out - Other	10/31/2016	2	2	[3] Document Error - Modification is missing. EXCEPTION INFO: Tape indicates the subject loan was modified, no modification agreement in the file.	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

														[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Reviewed with Exceptions	Reperforming 10-11-2016
				AZ		Primary	Refinance Cash-out - Debt Consolidation		Yes	10/23/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
				OR		Investment	Refinance Cash-out - Other			10/21/2016	1	1										Loan Review Complete	Reperforming 10-11-2016
				GA		Primary	Purchase		Yes	10/25/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
				TN		Primary	Purchase			10/19/2016	1	1										Loan Review Complete	Reperforming 10-11-2016
				FL		Primary	Purchase		No	10/21/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
				IN		Primary	Refinance Cash-out - Debt Consolidation		Yes	10/23/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
				MD		Primary	Purchase		No	10/23/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
				OH		Investment	Refinance Cash-out - Other			10/31/2016	1	1										Loan Review Complete	Random 10-7-2016
				CA		Primary	Refinance Rate/Term		Yes	10/23/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. Estimated HUD1 used for any applicable Federal, State or Local compliance testing.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
MI	Primary	Refinance Cash-out - Other	Yes	10/23/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	Reperforming 10-11-2016
FL	Primary	Refinance Cash-out - Other	10/18/2016	2	2	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $215,475.88 is underdisclosed from calculated Finance Charge of $215,534.75 in the amount of $58.87.
																						Reviewed with Exceptions	Modified 13-24
				TX		Primary	Refinance Rate/Term		Yes	10/23/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
				PA		Primary	Purchase			10/23/2016	1	1										Loan Review Complete	Reperforming 10-11-2016
				PA		Primary	Purchase			10/23/2016	1	1										Loan Review Complete	Reperforming 10-11-2016
				NC		Primary	Purchase		Yes	10/23/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
				NY		Primary	Purchase		Yes	10/23/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
				IN		Investment	Purchase			10/18/2016	1	1										Loan Review Complete	Modified 13-24
				IN		Primary	Purchase		No	10/23/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Modified 13-24
IN	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/22/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	Reperforming 10-11-2016
				IN		Primary	Purchase		No	10/23/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
TX	Primary	Purchase	Yes	10/25/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
LA	Primary	Purchase	No	10/25/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
TX	Primary	Purchase	Yes	10/23/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	Modified 13-24
WI	Primary	Refinance Cash-out - Other	Yes	10/22/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	Reperforming 10-11-2016
NC	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/25/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
IN	Primary	Refinance Cash-out - Other	Yes	10/25/2016	2	2	[3] General - Missing Document: Other not provided EXCEPTION INFO: Missing HUD-1 addendum in the amount of $28,893.12.	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
				CA		Primary	Refinance Rate/Term			10/25/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions	Reperforming 10-11-2016
				CA		Primary	Refinance Rate/Term		Yes	10/23/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Modified 13-24
IN	Primary	Refinance Rate/Term	Yes	10/25/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
NC	Primary	Purchase	Yes	10/25/2016	3	3	[3] Late Charge - Note Error: Note late charge percentage exceeds maximum per state	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
FL	Primary	Purchase	10/25/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

														[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Reviewed with Exceptions	Reperforming 10-11-2016
MN	Primary	Purchase	10/23/2016	2	2	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,135,931.11 is underdisclosed from calculated Finance Charge of $1,136,791.08 in the amount of $859.97.
																						Reviewed with Exceptions	Modified 13-24
TX	Primary	Purchase	Yes	10/25/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
GA	Primary	Refinance Rate/Term	Yes	10/25/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
				NY		Primary	Refinance Rate/Term		Yes	10/25/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
MI	Primary	Refinance Cash-out - Other	Yes	10/17/2016	2	2	[2] State - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	Reperforming 10-11-2016
TX	Primary	Purchase	Yes	10/23/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] General - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	Modified 13-24
				TX		Primary	Purchase		Yes	10/25/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
GA	Primary	Refinance Rate/Term	Yes	10/22/2016	2	2	[2] General - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	Reperforming 10-11-2016
				NJ		Primary	Purchase		No	10/18/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Modified 13-24
				FL		Primary	Purchase			10/19/2016	1	1										Loan Review Complete	Modified 13-24
				NY		Primary	Refinance Cash-out - Other			10/23/2016	1	1										Loan Review Complete	Modified 13-24
				KS		Investment	Refinance Rate/Term			10/25/2016	1	1										Loan Review Complete	Reperforming 10-11-2016
				MA		Primary	Refinance Cash-out - Debt Consolidation		Yes	10/25/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
				OR		Primary	Refinance Cash-out - Other			10/19/2016	1	1										Loan Review Complete	Reperforming 10-11-2016
				NY		Primary	Purchase			10/19/2016	1	1										Loan Review Complete	Reperforming 10-11-2016
				SC		Primary	Purchase		Yes	10/24/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Modified 13-24
				NJ		Primary	Purchase		Yes	10/25/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
				IN		Primary	Refinance Cash-out - Other		Yes	10/25/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
				FL		Investment	Purchase			10/19/2016	1	1										Loan Review Complete	Reperforming 10-11-2016
				FL		Primary	Refinance Cash-out - Other		Yes	10/24/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Modified 13-24
				IL		Primary	Purchase		No	10/25/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. Estimated HUD1 used for any applicable Federal, State or Local compliance testing.	[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
				WA		Investment	Purchase			10/25/2016	1	1			[1] General - Missing Document: MI Certificate not provided CLEARED COMMENT (2016-10-30): Received evidence of MI							Loan Review Complete	Random 10-7-2016
				GA		Primary	Purchase		Yes	10/25/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
				DE		Primary	Refinance Cash-out - Debt Consolidation		Yes	10/25/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
				FL		Primary	Refinance Cash-out - Other		Yes	10/25/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
				MA		Primary	Purchase		Yes	10/17/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
FL	Investment	Refinance Cash-out - Other	10/22/2016	1	1	[1] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
															CLEARED COMMENT (2016-10-30): Received Final HUD clearing issue							Reviewed with Exceptions	Reperforming 10-11-2016
				TX		Primary	Purchase		Yes	10/17/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
FL	Primary	Refinance Cash-out - Other	10/13/2016	2	2	[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
														GENERAL COMMENT (2016-10-30): Response received - unable to clear								Reviewed with Exceptions	Reperforming 10-11-2016
				MD		Primary	Purchase			10/25/2016	1	1										Loan Review Complete	Reperforming 10-11-2016
VA	Primary	Refinance Cash-out - Debt Consolidation	10/25/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
																						Reviewed with Exceptions	Reperforming 10-11-2016
				NY		Primary	Refinance Cash-out - Other			10/24/2016	3	3	[3] Late Charge - Note Error: Note late charge percentage exceeds maximum per state									Reviewed with Exceptions	Modified 13-24
MD	Primary	Refinance Cash-out - Other	10/25/2016	1	1	[1] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
CLEARED COMMENT (2016-10-30): Received disclosure clearing issue

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
CLEARED COMMENT (2016-10-30): Received Evidece of receipt of booklet clearing issue

[1] Federal - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
CLEARED COMMENT (2016-10-30): Received FACTA clearing issue

[1] Federal - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
CLEARED COMMENT (2016-10-30): Received HUD clearing issue

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-10-30): Received RTC clearing issue

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-10-30): Received Final TIL clearing issue							Reviewed with Exceptions	Reperforming 10-11-2016
				VA		Primary	Refinance Cash-out - Home Improvement			10/19/2016	1	1										Loan Review Complete	Modified 13-24
				LA		Primary	Purchase			11/05/2016	1	1										Loan Review Complete	Reperforming 10-11-2016
				CA		Primary	Refinance Cash-out - Other			10/22/2016	1	1										Loan Review Complete	Modified 13-24
				OR		Primary	Refinance Cash-out - Other			10/19/2016	1	1										Loan Review Complete	Modified 13-24
AZ	Primary	Purchase	10/25/2016	2	2	[2] Federal - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

														[2] Federal - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Reviewed with Exceptions	Reperforming 10-11-2016
				DE		Primary	Refinance Cash-out - Home Improvement			10/25/2016	1	1			[1] Document Error - Modification was not executed: Mod Date: 09/01/2016 CLEARED COMMENT (2016-10-30): Received signed mod clearing issue							Loan Review Complete	Reperforming 10-11-2016
				PA		Primary	Purchase			10/25/2016	1	1										Loan Review Complete	Reperforming 10-11-2016
PA	Primary	Purchase	10/25/2016	2	2	[2] Federal - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

														[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Reviewed with Exceptions	Reperforming 10-11-2016
DE	Primary	Purchase	10/25/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

														[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Reviewed with Exceptions	Reperforming 10-11-2016
				NY		Primary	Purchase			10/22/2016	3	3	[3] Late Charge - Note Error: Note late charge percentage exceeds maximum per state									Reviewed with Exceptions	Reperforming 10-11-2016
				AL		Primary	Purchase			10/19/2016	1	1										Loan Review Complete	Reperforming 10-11-2016
				OH		Primary	Refinance Cash-out - Other			10/19/2016	1	1										Loan Review Complete	Reperforming 10-11-2016
				PA		Primary	Refinance Cash-out - Debt Consolidation			10/19/2016	1	1										Loan Review Complete	Modified 13-24
VA	Primary	Refinance Cash-out - Debt Consolidation	10/13/2016	2	2	[2] State - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
																						Reviewed with Exceptions	Reperforming 10-11-2016
				WI		Primary	Refinance Cash-out - Debt Consolidation			10/24/2016	2	2		[2] Federal - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Reviewed with Exceptions	Modified 13-24
MD	Primary	Purchase	10/25/2016	1	1	[1] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
CLEARED COMMENT (2016-10-30): Received disclosure clearing issue

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
CLEARED COMMENT (2016-10-30): Received evidence of receipt of booklet clearing issue

[1] Federal - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
CLEARED COMMENT (2016-10-30): Received FACTA clearing issue

[1] Federal - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
EXCEPTION INFO: Page 1 only provided
															CLEARED COMMENT (2016-10-30): Received HUD clearing issue							Reviewed with Exceptions	Reperforming 10-11-2016
				KS		Primary	Refinance Rate/Term			10/22/2016	1	1										Loan Review Complete	Reperforming 10-11-2016
GA	Primary	Purchase	10/25/2016	2	2	[2] Federal - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

														[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $285,967.29 is underdisclosed from calculated Finance Charge of $287,367.64 in the amount of $1,400.35.								Reviewed with Exceptions	Reperforming 10-11-2016
				NC		Primary	Purchase			10/25/2016	1	1										Loan Review Complete	Reperforming 10-11-2016
				TX		Investment	Refinance Cash-out - Other			10/25/2016	1	1										Loan Review Complete	Reperforming 10-11-2016
				PA		Primary	Refinance Cash-out - Other			10/25/2016	1	1										Loan Review Complete	Reperforming 10-11-2016
				NC		Primary	Purchase			10/22/2016	1	1										Loan Review Complete	Modified 13-24
				FL		Primary	Refinance Cash-out - Debt Consolidation			10/22/2016	1	1										Loan Review Complete	Reperforming 10-11-2016
VA	Primary	Purchase	10/25/2016	2	2	[2] State - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
																						Reviewed with Exceptions	Reperforming 10-11-2016
				VA		Primary	Purchase			10/24/2016	1	1										Loan Review Complete	Modified 13-24
CA	Primary	Refinance Cash-out - Other	10/25/2016	1	1	[1] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
CLEARED COMMENT (2016-10-30): Received DISCLOSURE clearing issue

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
CLEARED COMMENT (2016-10-30): Received evidemce receovpt of booklet clearing issue

[1] Federal - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
CLEARED COMMENT (2016-10-30): Received HUD clearing issue
																						Reviewed with Exceptions	Reperforming 10-11-2016
WA	Primary	Purchase	No	10/25/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming 10-11-2016
CA	Primary	Refinance Cash-out - Other	10/25/2016	2	2	[2] Federal - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

														[2] Federal - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Reviewed with Exceptions	Reperforming 10-11-2016
				CA		Primary	Refinance Cash-out - Debt Consolidation			10/25/2016	2	2		[2] Federal - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Reviewed with Exceptions	Reperforming 10-11-2016
				CA		Primary	Refinance Cash-out - Other			10/24/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.								Reviewed with Exceptions	Modified 13-24
				OR		Primary	Refinance Cash-out - Debt Consolidation			10/23/2016	1	1			[1] Federal - TILA - Final TIL Missing: Missing Final TIL. CLEARED COMMENT (2016-10-30): Received final TIL clearing issue							Loan Review Complete	Reperforming 10-11-2016
				FL		Primary	Refinance Cash-out - Other			10/24/2016	1	1										Loan Review Complete	Modified 13-24
				CA		Primary	Refinance Cash-out - Debt Consolidation			10/19/2016	1	1										Loan Review Complete	Modified 13-24
CO	Primary	Purchase	10/25/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

														[2] Federal - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.								Reviewed with Exceptions	Reperforming 10-11-2016
				MI		Primary	Purchase			10/22/2016	1	1										Loan Review Complete	Reperforming 10-11-2016
				IL		Primary	Refinance Rate/Term			10/25/2016	1	1										Loan Review Complete	Reperforming 10-11-2016
				PA		Primary	Purchase			10/13/2016	1	1										Loan Review Complete	Reperforming 10-11-2016
				WA		Primary	Purchase			10/13/2016	1	1										Loan Review Complete	Reperforming 10-11-2016
				FL		Primary	Refinance Cash-out - Debt Consolidation			10/13/2016	1	1										Loan Review Complete	Reperforming 10-11-2016
				NC		Primary	Refinance Cash-out - Debt Consolidation			10/17/2016	2	2		[2] State - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.								Reviewed with Exceptions	Reperforming 10-11-2016
				FL		Primary	Purchase			10/24/2016	1	1										Loan Review Complete	Modified 13-24
CA	Primary	Purchase	10/25/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

														[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Reviewed with Exceptions	Modified 13-24
				CA		Primary	Purchase			10/25/2016	2	2		[2] Federal - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Reviewed with Exceptions	Modified 13-24
				GA		Primary	Refinance Cash-out - Debt Consolidation			10/25/2016	1	1										Loan Review Complete	Modified 13-24
				NY		Primary	Refinance Rate/Term			10/25/2016	1	1										Loan Review Complete	Modified 13-24
NY	Primary	Refinance Rate/Term	10/22/2016	2	2	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $344,315.45 is underdisclosed from calculated Finance Charge of $344,508.47 in the amount of $193.02.
EXCEPTION INFO: Missing itemization. Unable to determine underdisclosure.
																						Reviewed with Exceptions	Modified 13-24
				FL		Primary	Refinance Cash-out - Other		Yes	10/25/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] Document Error - Modification is missing. CLEARED COMMENT (2016-10-30): Received mod clearing issue							Reviewed with Exceptions	Modified 13-24
				NJ		Primary	Purchase		No	10/25/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Modified 13-24
				CA		Primary	Refinance Rate/Term		Yes	10/22/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									Reviewed with Exceptions	Modified 13-24
GA	Primary	Refinance Rate/Term	10/25/2016	1	1	[1] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
CLEARED COMMENT (2016-10-30): Received HUD clearing issue

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
															CLEARED COMMENT (2016-10-30): Received RTC clearing issue							Reviewed with Exceptions	Modified 13-24
				GA		Investment	Purchase			10/23/2016	1	1										Loan Review Complete	GA Upsize 10-19-2016
				GA		Investment	Refinance Cash-out - Other			10/23/2016	1	1										Loan Review Complete	GA Upsize 10-19-2016
GA	Primary	Refinance Cash-out - Other	Yes	10/22/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	GA Upsize 10-19-2016
GA	Primary	Purchase	Yes	10/23/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	GA Upsize 10-19-2016
				GA		Primary	Purchase		Yes	10/23/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	GA Upsize 10-19-2016
				GA		Primary	Purchase		No	10/22/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	GA Upsize 10-19-2016
				GA		Primary	Refinance Cash-out - Other			10/23/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	[1] Federal - TILA - Final TIL Missing: Missing Final TIL. CLEARED COMMENT (2016-10-28): Received Final TIL clearing issue							Reviewed with Exceptions	GA Upsize 10-19-2016
				GA		Primary	Purchase			10/23/2016	1	1										Loan Review Complete	GA Upsize 10-19-2016
GA	Primary	Purchase	10/22/2016	2	2	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $125,698.16 is underdisclosed from calculated Finance Charge of $126,137.98 in the amount of $439.82.
																						Reviewed with Exceptions	GA Upsize 10-19-2016
				GA		Primary	Refinance Cash-out - Other			10/23/2016	1	1			[1] Federal - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. CLEARED COMMENT (2016-10-29): Received FACTA disclosure clearing issue							Loan Review Complete	GA Upsize 10-19-2016
GA	Primary	Purchase	10/24/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

														[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Reviewed with Exceptions	GA Upsize 10-19-2016
				GA		Primary	Refinance Rate/Term			10/23/2016	1	1										Loan Review Complete	GA Upsize 10-19-2016
GA	Primary	Refinance Cash-out - Other	10/23/2016	2	2	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $412,487.06 is underdisclosed from calculated Finance Charge of $412,527.27 in the amount of $40.21.
EXCEPTION INFO: The under disclosure for $40.21 was due to attorney's fee for $450 in the Itemization and only listed for $350 on the HUD
																						Reviewed with Exceptions	GA Upsize 10-19-2016
				GA		Primary	Purchase			10/24/2016	1	1										Loan Review Complete	GA Upsize 10-19-2016
GA	Primary	Refinance Cash-out - Other	10/23/2016	1	1	[1] Federal - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
CLEARED COMMENT (2016-10-29): Received FACTA clearing issue

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-10-29): Received final TIL clearing issue							Loan Review Complete	GA Upsize 10-19-2016
				GA		Primary	Purchase			10/23/2016	1	1										Loan Review Complete	GA Upsize 10-19-2016
GA	Primary	Refinance Cash-out - Debt Consolidation	10/24/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

														[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Reviewed with Exceptions	GA Upsize 10-19-2016
				GA		Primary	Refinance Cash-out - Other			10/23/2016	1	1										Loan Review Complete	GA Upsize 10-19-2016
				GA		Primary	Purchase			10/23/2016	1	1										Loan Review Complete	GA Upsize 10-19-2016
				GA		Primary	Refinance Cash-out - Other			10/23/2016	1	1										Loan Review Complete	GA Upsize 10-19-2016
				GA		Primary	Refinance Cash-out - Other			10/22/2016	1	1			[1] Federal - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. CLEARED COMMENT (2016-10-30): Received FACTA clearing issue							Loan Review Complete	GA Upsize 10-19-2016
				GA		Primary	Refinance Cash-out - Other			10/23/2016	1	1										Loan Review Complete	GA Upsize 10-19-2016
				GA		Primary	Refinance Cash-out - Other			10/23/2016	1	1										Loan Review Complete	GA Upsize 10-19-2016
				GA		Primary	Refinance Cash-out - Other			10/23/2016	1	1										Loan Review Complete	GA Upsize 10-19-2016
				GA		Primary	Purchase		No	10/23/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	GA Upsize 10-19-2016
				GA		Primary	Purchase			10/31/2016	1	1										Loan Review Complete	Prior Collapse 10 Review
				GA		Investment	Purchase			10/23/2016	3	3	[3] Late Charge - Note Error: Note late charge percentage exceeds maximum per state									Reviewed with Exceptions	GA Upsize 10-19-2016
				GA		Primary	Refinance Rate/Term			10/23/2016	1	1										Loan Review Complete	GA Upsize 10-19-2016
				GA		Primary	Refinance Cash-out - Debt Consolidation		Yes	10/22/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	GA Upsize 10-19-2016
				GA		Investment	Refinance Rate/Term			10/23/2016	1	1										Loan Review Complete	GA Upsize 10-19-2016
				GA		Primary	Refinance Cash-out - Other		Yes	10/23/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	GA Upsize 10-19-2016
GA	Primary	Refinance Cash-out - Other	10/22/2016	1	1	[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
CLEARED COMMENT (2016-10-30): Received RTC clearing issue

[1] Federal - TILA - Final TIL Missing: Missing Final TIL.
															CLEARED COMMENT (2016-10-30): Received Final TIL clearing issue							Reviewed with Exceptions	GA Upsize 10-19-2016
				GA		Primary	Purchase		Yes	10/22/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	GA Upsize 10-19-2016
				GA		Primary	Refinance Rate/Term		Yes	10/23/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	GA Upsize 10-19-2016
				GA		Primary	Purchase			10/24/2016	1	1										Loan Review Complete	GA Upsize 10-19-2016
				GA		Primary	Refinance Cash-out - Other		Yes	10/24/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	GA Upsize 10-19-2016
				GA		Primary	Purchase		No	10/24/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	GA Upsize 10-19-2016
				GA		Primary	Refinance Cash-out - Other		Yes	10/23/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	GA Upsize 10-19-2016
				GA		Primary	Purchase			10/23/2016	1	1										Loan Review Complete	GA Upsize 10-19-2016
				GA		Primary	Purchase		Yes	10/23/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	GA Upsize 10-19-2016
				GA		Primary	Refinance Cash-out - Debt Consolidation		Yes	10/24/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	GA Upsize 10-19-2016
				GA		Primary	Purchase		Yes	10/23/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	GA Upsize 10-19-2016
				GA		Primary	Refinance Cash-out - Debt Consolidation		Yes	10/23/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	GA Upsize 10-19-2016
GA	Primary	Refinance Rate/Term	Yes	10/23/2016	2	2	[3] Missing Document - Title: Evidence of title is missing	[2] General - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	GA Upsize 10-19-2016
				TX		Primary	Refinance Rate/Term		Yes	11/05/2016	3	3	[3] General - Missing Final HUD-1 EXCEPTION INFO: Only page 1 provided.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Collapse 10 Review
TX	Primary	Refinance Cash-out - Other	Yes	11/05/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.15721% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,702.57 on an Original Principal Loan Amount vs. an allowable total of $2,568.00 (an overage of $134.57 or 0.15721%.)	[2] State - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): (TX50(a)(6)) Texas Cash-out Loan Violation (File does not contain an Appraisal or other acceptable evaluation to confirm the Value on the Acknowledgement of Fair Market Value and to verify the CLTV does not exceed 80% maximum. Test performed using stated value or other valuation method in file other than appraisal.)

[2] State - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (Note Contains Satisfaction Fee): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. Fee charged to provide satisfied Note.
															CLEARED COMMENT (2016-11-14): Documentation shows no charge to borrower for satisfaction of prior note							Reviewed with Exceptions	Collapse 10 Review
				TX		Primary	Refinance Rate/Term		Yes	11/05/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Collapse 10 Review
				TX		Primary	Purchase		Yes	10/25/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming
				TX		Primary	Purchase		Yes	10/25/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming
				OH		Primary	Refinance Cash-out - Other		Yes	10/25/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming
				FL		Primary	Purchase		No	10/25/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming
				FL		Primary	Refinance Cash-out - Other		Yes	10/25/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming
				IN		Primary	Refinance Cash-out - Other		Yes	10/25/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming
				AZ		Primary	Refinance Cash-out - Debt Consolidation		Yes	10/25/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming
				TX		Primary	Purchase		Yes	10/25/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming
TX	Primary	Purchase	Yes	10/25/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming
IN	Primary	Refinance Cash-out - Other	Yes	10/25/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming
TX	Primary	Purchase	Yes	10/25/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming
OH	Primary	Refinance Rate/Term	Yes	10/25/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming
				AL		Primary	Purchase		No	10/25/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming
				AL		Primary	Refinance Cash-out - Debt Consolidation			10/25/2016	1	1										Loan Review Complete	Reperforming
				CA		Primary	Refinance Rate/Term		Yes	10/26/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming
				FL		Primary	Purchase		No	10/26/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming
				OR		Primary	Purchase		No	10/26/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming
				AL		Primary	Refinance Cash-out - Other		Yes	10/26/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming
				TN		Primary	Purchase		No	10/26/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming
MI	Primary	Refinance Cash-out - Other	Yes	10/26/2016	2	2	[2] State - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.

[2] State - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.

[2] State - Michigan Consumer Mortgage Protection Act (Borrower Not Charged for Actual Amounts of Third Party Fees): Michigan Consumer Mortgage Protection Act:  Borrower charged for products or services not provided or not charged actual amount for third party fee.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
[1] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
GENERAL COMMENT (2016-10-30): 10/30/2016:  HUD provided is illegible - issue remains
															CLEARED COMMENT (2016-10-31): Final HUD provided clearing exception							Reviewed with Exceptions	Reperforming
				KY		Primary	Purchase		Yes	10/26/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming
				MS		Primary	Refinance Cash-out - Other		Yes	10/26/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming
				IL		Primary	Refinance Rate/Term		Yes	10/26/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	Reperforming
				FL		Investment	Purchase			10/25/2016	1	1										Loan Review Complete	Reperforming
NM	Primary	Refinance Rate/Term	10/26/2016	1	1	[1] General - Missing Document: Note - Subject Lien not provided
CLEARED COMMENT (2016-10-30): Received NOTE clearing issue

[1] General - Missing Document: Security Instrument not provided
															CLEARED COMMENT (2016-10-30): Received Security Agreement clearing issue							Reviewed with Exceptions	Reperforming
AL	Primary	Refinance Cash-out - Other	10/26/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.

														[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $166,393.81 is underdisclosed from calculated Finance Charge of $166,444.71 in the amount of $50.90.								Reviewed with Exceptions	Reperforming
MO	Primary	Purchase	10/26/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

														[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Reviewed with Exceptions	Reperforming
VA	Primary	Purchase	10/26/2016	2	2	[2] State - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
																						Reviewed with Exceptions	Reperforming
				CA		Primary	Refinance Cash-out - Other			10/25/2016	1	1										Loan Review Complete	Reperforming
NV	Primary	Refinance Cash-out - Debt Consolidation	10/26/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

														[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Reviewed with Exceptions	Reperforming
TX	Primary	Refinance Rate/Term	10/26/2016	1	1	[1] Federal - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
CLEARED COMMENT (2016-10-30): Received RTC clearing issue

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.
CLEARED COMMENT (2016-10-30): Received evidence loan is not a cash out

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (CLTV Exceeds 80% Threshold): Texas Constitution Section 50(a)(6): CLTV of 94.43820% exceeds 80% of $178,000.00 (the value reflected on the valuation).
CLEARED COMMENT (2016-10-30): Received evidence loan is not a cash out

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6):  Loan closed prior to expiration of 12-day cooling off period.
CLEARED COMMENT (2016-10-30): Received evidence loan is not a cash out

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.67360% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $6,175.32 on an Original Principal Loan Amount vs. an allowable total of $5,043.00 (an overage of $1,132.32 or 0.67360%.)
CLEARED COMMENT (2016-10-30): Received evidence loan is not a cash out

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Impermissible Prepayment Penalty): Texas Constitution Section 50(a)(6): Mortgage loan contains an impermissible prepayment penalty.
															CLEARED COMMENT (2016-11-03): PPP has expired							Reviewed with Exceptions	Reperforming
				KY		Primary	Refinance Cash-out - Debt Consolidation			10/25/2016	1	1										Loan Review Complete	Reperforming
				FL		Primary	Refinance Cash-out - Debt Consolidation			10/26/2016	2	2		[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $1,065,728.50 is underdisclosed from calculated Finance Charge of $1,065,811.87 in the amount of $83.37.								Reviewed with Exceptions	Reperforming
				KS		Primary	Purchase			10/26/2016	1	1										Loan Review Complete	Reperforming
				RI		Primary	Refinance Cash-out - Other			10/25/2016	1	1										Loan Review Complete	Reperforming
NH	Primary	Purchase	10/26/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

														[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Reviewed with Exceptions	Reperforming
RI	Primary	Purchase	10/26/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

														[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Reviewed with Exceptions	Reperforming
TX	Primary	Purchase	10/26/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

														[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.								Reviewed with Exceptions	Reperforming
OH	Primary	Refinance Cash-out - Other	10/26/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

														[2] Federal - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Reviewed with Exceptions	Reperforming
				MI		Primary	Purchase			10/25/2016	1	1										Loan Review Complete	Reperforming
				OR		Primary	Refinance Cash-out - Other			10/25/2016	1	1										Loan Review Complete	Reperforming
				AZ		Primary	Refinance Cash-out - Other			10/25/2016	1	1										Loan Review Complete	Reperforming
				AZ		Investment	Refinance Cash-out - Other			10/25/2016	2	2		[2] Federal - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.								Reviewed with Exceptions	Reperforming
				IL		Primary	Refinance Cash-out - Other			10/25/2016	1	1										Loan Review Complete	Reperforming
TX	Primary	Refinance Cash-out - Other	10/25/2016	1	1	[1] General - Missing Document: Note - Subject Lien not provided
CLEARED COMMENT (2016-10-30): Received copy of Note clearing issue

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 7.70557% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $5,671.30 on an Original Principal Loan Amount vs. an allowable total of $2,208.00 (an overage of $3,463.30 or 4.70557%.)
															CLEARED COMMENT (2016-10-30): Discount Fee disclosure provided - fees exceed 5% issue remains.							Loan Review Complete	Reperforming
				TX		Primary	Refinance Streamlined			10/26/2016	2	2		[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $86,250.19 is underdisclosed from calculated Finance Charge of $86,322.78 in the amount of $72.59.								Reviewed with Exceptions	TEXAS Upsize 10-24-206
TX	Primary	Refinance Rate/Term	No	11/05/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.

													[3] Missing Document - Title: Evidence of title is missing	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	TEXAS Upsize 10-24-206
TX	Primary	Refinance Rate/Term	Yes	10/26/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	TEXAS Upsize 10-24-206
TX	Primary	Refinance Rate/Term	Yes	11/05/2016	2	2	[3] General - Missing Document: MI Certificate not provided	[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	TEXAS Upsize 10-24-206
				TX		Primary	Refinance Rate/Term		Yes	10/26/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	TEXAS Upsize 10-24-206
				TX		Primary	Refinance Rate/Term		Yes	10/26/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	TEXAS Upsize 10-24-206
TX	Primary	Refinance Rate/Term	Yes	10/26/2016	2	2	[2] General - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
															CLEARED COMMENT (2016-11-02): 11/2/2016: Received documentation clearing exception.							Reviewed with Exceptions	TEXAS Upsize 10-24-206
TX	Primary	Refinance Rate/Term	Yes	10/26/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.
GENERAL COMMENT (2016-11-02): Response received - unable to clear.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
															CLEARED COMMENT (2016-11-02): 11/2/2016: Received documentation clearing exception.							Reviewed with Exceptions	TEXAS Upsize 10-24-206
TX	Primary	Refinance Cash-out - Other	Yes	10/26/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.
GENERAL COMMENT (2016-10-30): Response received - unable to clear

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.95058% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $6,123.15 on an Original Principal Loan Amount vs. an allowable total of $3,087.00 (an overage of $3,036.15 or 2.95058%.)	[2] General - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): (TX50(a)(6)) Texas Cash-out Loan Violation (File does not contain an Appraisal or other acceptable evaluation to confirm the Value on the Acknowledgement of Fair Market Value and to verify the CLTV does not exceed 80% maximum.  Test performed using stated value or other valuation method in file other than appraisal.)

[2] State - Texas Home Loan (Refinance of Special Mortgage): Unable to test special mortgage refinance due to missing information.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
CLEARED COMMENT (2016-10-30): Received disclosure cleating issue

[1] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
CLEARED COMMENT (2016-10-30): Received disclosure clearing issue

[1] State - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
CLEARED COMMENT (2016-11-02): 11/2/2016:  Received documentation clearing exception.

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
															CLEARED COMMENT (2016-10-30): Received disclosure clearing issue							Reviewed with Exceptions	TEXAS Upsize 10-24-206
				TX		Primary	Refinance Rate/Term			11/05/2016	1	1										Loan Review Complete	TEXAS Upsize 10-24-206
TX	Primary	Refinance Cash-out - Other	Yes	10/26/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 8.55589% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $4,791.30 on an Original Principal Loan Amount vs. an allowable total of $1,680.00 (an overage of $3,111.30 or 5.55589%.)	[2] General - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
GENERAL COMMENT (2016-10-30): Response received - unable to clear

[2] Missing Document - (Doc Error) Initial GFE not provided

[2] Missing Document - Initial TIL not provided

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-10-30): Received disclosure clearing issue

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
															CLEARED COMMENT (2016-10-30): Received disclosure clearing issue							Reviewed with Exceptions	TEXAS Upsize 10-24-206
TX	Primary	Refinance Rate/Term	10/26/2016	2	2	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
GENERAL COMMENT (2016-10-30): Response received - unable to clear

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																						Reviewed with Exceptions	TEXAS Upsize 10-24-206
TX	Primary	Refinance Cash-out - Other	Yes	10/26/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-10-30): Received affidavit - no disclosure provided issue remains

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
GENERAL COMMENT (2016-10-30): Received affidavit - no disclosure provided issue remains

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 7.14790% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $6,976.35 on an Original Principal Loan Amount vs. an allowable total of $2,928.00 (an overage of $4,048.35 or 4.14790%.)
GENERAL COMMENT (2016-10-30): Received affidavit no disclosures provided issue remains	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
GENERAL COMMENT (2016-10-30): Response received - unable to clear

[2] State - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): (TX50(a)(6)) Texas Cash-out Loan Violation (File does not contain an Appraisal or other acceptable evaluation to confirm the Value on the Acknowledgement of Fair Market Value and to verify the CLTV does not exceed 80% maximum.  Test performed using stated value or other valuation method in file other than appraisal.)

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	TEXAS Upsize 10-24-206
TX	Primary	Refinance Cash-out - Debt Consolidation	Yes	10/26/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-10-30): Received copy of  Note - no disclosures provided - issue remains

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation. Note: Possible waiver if there is an applicable declared emergency to the area where the property is located.
[2] State - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	TEXAS Upsize 10-24-206
TX	Primary	Refinance Cash-out - Other	Yes	10/26/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.	[2] State - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	TEXAS Upsize 10-24-206
TX	Primary	Refinance Cash-out - Other	Yes	10/26/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 6.09735% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $12,194.70 on an Original Principal Loan Amount vs. an allowable total of $6,000.00 (an overage of $6,194.70 or 3.09735%.)	[2] State - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): (TX50(a)(6)) Texas Cash-out Loan Violation (File does not contain an Appraisal or other acceptable evaluation to confirm the Value on the Acknowledgement of Fair Market Value and to verify the CLTV does not exceed 80% maximum. Test performed using stated value or other valuation method in file other than appraisal.)

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
[1] General - Missing Document: Note - Subject Lien not provided
CLEARED COMMENT (2016-10-31): Copy of note received clearing exception

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-10-30): Received disclosure clearing issue

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
															CLEARED COMMENT (2016-10-30): Received disclosure clearing issue							Reviewed with Exceptions	TEXAS Upsize 10-24-206
TX	Primary	Refinance Cash-out - Other	Yes	10/26/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6): Loan closed prior to expiration of 12-day cooling off period.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	[2] State - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-10-30): Received copy of Affidavit and Agreement no actual disclosures were provided - issue remains
CLEARED COMMENT (2016-10-30): Received fully executed disclosure clearing issue

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.
GENERAL COMMENT (2016-10-30): Received copy of Affidavit and Agreement no actual disclosures were provided - issue remains
															CLEARED COMMENT (2016-10-30): Received fully executed disclosure clearing issue							Reviewed with Exceptions	TEXAS Upsize 10-24-206
				TX		Primary	Refinance Rate/Term		Yes	10/26/2016	2	2	[3] General - Missing Document: MI Certificate not provided	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	TEXAS Upsize 10-24-206
TX	Primary	Refinance Cash-out - Other	Yes	10/26/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
GENERAL COMMENT (2016-10-30): Received response stating LTV is 80% - no appraisal provided unable to confirm LTV - issue remains

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
[2] State - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
[1] Missing Document - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of $1,579.11 does not match Calculated P&I of $1,597.11
CLEARED COMMENT (2016-10-30): Received copy of note with correct P&I clearing issue

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.
CLEARED COMMENT (2016-10-30): Received evidence documents are on FNMA forms clearing issue

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Personal Liability): Texas Constitution Section 50(a)(6):  Mortgage loan imposes impermissible personal liability on the owner or owner's spouse.
															CLEARED COMMENT (2016-10-30): Cleared							Reviewed with Exceptions	TEXAS Upsize 10-24-206
				TX		Primary	Refinance Rate/Term		Yes	10/26/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	TEXAS Upsize 10-24-206
TX	Primary	Refinance Cash-out - Other	Yes	10/26/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] State - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): (TX50(a)(6)) Texas Cash-out Loan Violation (File does not contain an Appraisal or other acceptable evaluation to confirm the Value on the Acknowledgement of Fair Market Value and to verify the CLTV does not exceed 80% maximum. Test performed using stated value or other valuation method in file other than appraisal.)
CLEARED COMMENT (2016-10-30): Evidence of 80% LTV clearing issue

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-10-30): Received Extension of credit disclosure signed by all parties

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
															CLEARED COMMENT (2016-10-30): Received Fair Market Value signed by all parties							Reviewed with Exceptions	TEXAS Upsize 10-24-206
TX	Primary	Refinance Cash-out - Other	10/26/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-02): Response received - unable to clear.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.
GENERAL COMMENT (2016-11-02): Response received - unable to clear.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.39912% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $4,894.73 on an Original Principal Loan Amount vs. an allowable total of $4,320.00 (an overage of $574.73 or 0.39912%.)	[2] Federal - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 6.55060% is underdisclosed from calculated APR of 6.68711% outside of 0.125% tolerance.

														[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $184,858.40 is underdisclosed from calculated Finance Charge of $186,869.45 in the amount of $2,011.05.								Reviewed with Exceptions	TEXAS Upsize 10-24-206
TX	Primary	Refinance Cash-out - Other	Yes	10/26/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.43467% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $4,608.60 on an Original Principal Loan Amount vs. an allowable total of $2,544.00 (an overage of $2,064.60 or 2.43467%.)

[3] Missing Document - Title: Evidence of title is missing
GENERAL COMMENT (2016-10-30): Response received - unable to clear	[2] State - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): (TX50(a)(6)) Texas Cash-out Loan Violation (File does not contain an Appraisal or other acceptable evaluation to confirm the Value on the Acknowledgement of Fair Market Value and to verify the CLTV does not exceed 80% maximum. Test performed using stated value or other valuation method in file other than appraisal.)

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	TEXAS Upsize 10-24-206
TX	Primary	Refinance Rate/Term	Yes	10/26/2016	2	2	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.	[1] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
															CLEARED COMMENT (2016-10-31): Final HUD received clearing exception							Reviewed with Exceptions	TEXAS Upsize 10-24-206
				TX		Primary	Refinance Rate/Term		Yes	10/26/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	TEXAS Upsize 10-24-206
TX	Primary	Refinance Rate/Term	Yes	10/26/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.
GENERAL COMMENT (2016-11-02): Response received - unable to clear.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.31905% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,861.65 on an Original Principal Loan Amount vs. an allowable total of $1,614.00 (an overage of $1,247.65 or 2.31905%.)	[2] General - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.

[2] State - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

[2] Federal - TILA - Final TIL Missing: Missing Final TIL.
																						Reviewed with Exceptions	TEXAS Upsize 10-24-206
TX	Primary	Refinance Rate/Term	Yes	10/26/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] Missing Document - Title: Evidence of title is missing	[2] State - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): (TX50(a)(6)) Texas Cash-out Loan Violation (File does not contain an Appraisal or other acceptable evaluation to confirm the Value on the Acknowledgement of Fair Market Value and to verify the CLTV does not exceed 80% maximum. Test performed using stated value or other valuation method in file other than appraisal.)

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	TEXAS Upsize 10-24-206
TX	Primary	Refinance Rate/Term	Yes	10/26/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (CLTV Exceeds 80% Threshold): Texas Constitution Section 50(a)(6): CLTV of 83.91304% exceeds 80% of $69,000.00 (the value reflected on the valuation).

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-02): Response received - unable to clear.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.
GENERAL COMMENT (2016-11-02): Response received - unable to clear.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.57927% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $3,230.40 on an Original Principal Loan Amount  vs. an allowable total of $1,737.00 (an overage of $1,493.40 or 2.57927%.)

[3] Missing Document - Title: Evidence of title is missing	[2] State - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): (TX50(a)(6)) Texas Cash-out Loan Violation (File does not contain an Appraisal or other acceptable evaluation to confirm the Value on the Acknowledgement of Fair Market Value and to verify the CLTV does not exceed 80% maximum. Test performed using stated value or other valuation method in file other than appraisal.)

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	TEXAS Upsize 10-24-206
TX	Primary	Refinance Rate/Term	Yes	10/26/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-02): Response received - unable to clear.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
GENERAL COMMENT (2016-11-02): Response received - unable to clear.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 4.88683% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $3,393.90 on an Original Principal Loan Amount vs. an allowable total of $2,083.50 (an overage of $1,310.40 or 1.88683%.)	[2] State - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
GENERAL COMMENT (2016-11-02): Response received - unable to clear.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	TEXAS Upsize 10-24-206
TX	Primary	Refinance Cash-out - Other	Yes	10/26/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
GENERAL COMMENT (2016-11-02): Response received - unable to clear.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.
GENERAL COMMENT (2016-11-02): Response received - unable to clear.	[2] State - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): (TX50(a)(6)) Texas Cash-out Loan Violation (File does not contain an Appraisal or other acceptable evaluation to confirm the Value on the Acknowledgement of Fair Market Value and to verify the CLTV does not exceed 80% maximum. Test performed using stated value or other valuation method in file other than appraisal.)
GENERAL COMMENT (2016-11-02): Response received - unable to clear.

[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.

														[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	TEXAS Upsize 10-24-206
TX	Primary	Refinance Cash-out - Other	10/26/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 6.33295% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $2,786.50 on an Original Principal Loan Amount vs. an allowable total of $1,320.00 (an overage of $1,466.50 or 3.33295%.)	[2] Federal - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $65,629.92 is underdisclosed from calculated Finance Charge of $65,812.95 in the amount of $183.03.
[1] State - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
CLEARED COMMENT (2016-10-30): Received disclosure signed by all parties

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided Timely): Texas Constitution Section 50(a)(6):  Acknowledgment of the Fair Market Value not provided to borrower at closing.
CLEARED COMMENT (2016-10-30): Received disclosure clearing issue

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.
CLEARED COMMENT (2016-10-30): Received disclosure signed by all parties

[1] State - (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on  6/1/2004, prior to three (3) business days from transaction date of 5/28/2004.
CLEARED COMMENT (2016-10-30): Received disclosure clearing issue

[1] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
															CLEARED COMMENT (2016-10-30): Received RTC Clearing issue							Reviewed with Exceptions	TEXAS Upsize 10-24-206
				TX		Primary	Refinance Rate/Term			11/05/2016	1	1										Loan Review Complete	TEXAS Upsize 10-24-206
TX	Primary	Refinance Cash-out - Other	11/05/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower was provided with copy of documents signed after closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. No evidence that borrower(s) received copies of all documents signed post closing within 3 business days of execution.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

[2] Missing Document - (Doc Error) Initial GFE not provided

														[2] State - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)								Reviewed with Exceptions	TEXAS Upsize 10-24-206
TX	Primary	Refinance Cash-out - Other	11/05/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. No evidence that borrower(s) received copies of all documents signed at time of closing.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Loan did not close at office of lender, attorney or title company.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan Violation.   Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 5.93847% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $5,273.36 on an Original Principal Loan Amount vs. an allowable total of $2,664.00 (an overage of $2,609.36 or 2.93847%.)

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] Federal - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.

[2] Federal - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.

														[2] State - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)								Reviewed with Exceptions	TEXAS Upsize 10-24-206
TX	Primary	Refinance Cash-out - Other	11/05/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

													[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 7.74110% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $6,347.70 on an Original Principal Loan Amount vs. an allowable total of $2,460.00 (an overage of $3,887.70 or 4.74110%.)									Reviewed with Exceptions	TEXAS Upsize 10-24-206
TX	Primary	Refinance Cash-out - Other	11/05/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan Violation. Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.	[2] State - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): (TX50(a)(6)) Texas Cash-out Loan Violation (File does not contain an Appraisal or other acceptable evaluation to confirm the Value on the Acknowledgement of Fair Market Value and to verify the CLTV does not exceed 80% maximum. Test performed using stated value or other valuation method in file other than appraisal.)

														[2] State - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)								Reviewed with Exceptions	TEXAS Upsize 10-24-206
TX	Primary	Refinance Cash-out - Debt Consolidation	11/05/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.

[3] State - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.

[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 9.66044% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $8,114.77 on an Original Principal Loan Amount vs. an allowable total of $2,520.00 (an overage of $5,594.77 or 6.66044%.)	[2] Document Error - Note is not on a FNMA/FHLMC form and may not contain standard legal language.
EXCEPTION INFO: Texas Equity Fixed Rate Note.

[2] State - Texas Home Loan Counseling Agencies List Not Provided: Texas Home Loan: Borrower did not receive list of available housing counseling agencies approved by HUD.

[2] State - Texas Home Loan Counseling Disclosure Not Provided: Texas Home Loan: Borrower did not receive a statement regarding the value of mortgage counseling.

														[2] State - Texas Home Loan (Mortgage Information Resource List not Provided): Texas Home Loan: Borrower did not receive list of other resources where mortgage information can be found.								Reviewed with Exceptions	TEXAS Upsize 10-24-206
				TX		Primary	Refinance Cash-out - Debt Consolidation			11/05/2016	3	3	[3] State - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 3.91544% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $6,734.55 on an Original Principal Loan Amount vs. an allowable total of $5,160.00 (an overage of $1,574.55 or 0.91544%.)									Reviewed with Exceptions	TEXAS Upsize 10-24-206
				OH		Primary	Refinance Rate/Term		Yes	11/03/2016	2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	NRZ_4
				MN		Primary	Refinance Rate/Term		Yes	11/03/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	NRZ_4
				NY		Primary	Refinance Rate/Term		Yes	11/10/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	NRZ_4
				SC		Primary	Purchase		No	11/05/2016	3	3	[3] Federal - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.	[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	NRZ_3
				NJ		Primary	Purchase				1	1										Ready for Transaction Management Review	NJ 10-8-2016
				NJ		Primary	Purchase		Yes	11/08/2016	2	2		[2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Reviewed with Exceptions	NJ 10-8-2016
				NJ		Primary	Refinance Cash-out - Other		Yes		2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Ready for Transaction Management Review	NJ 10-8-2016
				NJ		Primary	Refinance Rate/Term		Yes		2	2		[2] Federal - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Federal - TILA - Final TIL Missing: Missing Final TIL.								Ready for Transaction Management Review	NJ 10-8-2016
				NJ		Primary	Refinance Rate/Term			11/14/2016	1	1										Loan Review Complete	NJ 10-8-2016